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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust (formerly SteinRoe Variable Investment Trust)
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty Asset Allocation Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 61.8%
CONSUMER DISCRETIONARY – 6.6%
Auto Components – 0.2%
	BorgWarner, Inc.	800	48,032
	Johnson Controls, Inc.	5,700	432,801
	Modine Manufacturing Co.	460	13,570
	Auto Components Total		494,403
Automobiles – 0.2%
	Suzuki Motor Corp.	25,100	577,012
	Automobiles Total		577,012
Distributors – 0.0%
	Building Material Holding Corp.	400	14,256
	Distributors Total		14,256
Diversified Consumer Services – 0.2%
	Education Management Corp. (a)	770	32,032
	Jackson Hewitt Tax Service, Inc.	1,130	35,686
	Sotheby’s Holdings, Class A (a)	11,100	322,344
	Steiner Leisure Ltd. (a)	920	37,260
	Strayer Education, Inc.	270	27,610
	Diversified Consumer Services Total		454,932
Hotels, Restaurants & Leisure – 1.6%
	Applebee’s International, Inc.	1,270	31,179
	Bob Evans Farms, Inc.	280	8,319
	Brinker International, Inc.	720	30,420
	California Pizza Kitchen, Inc. (a)	1,030	33,424
	Carnival Corp.	4,200	198,954
	Cheesecake Factory, Inc. (a)	1,710	64,039
	China Travel International	1,020,000	258,147
	Gaylord Entertainment Co. (a)	600	27,228
	Harrah’s Entertainment, Inc.	856	66,734
	Hilton Hotels Corp.	2,420	61,613
	Isle of Capris Casinos, Inc. (a)	1,631	54,280
	Landry’s Restaurants, Inc.	500	17,665
	Las Vegas Sands Corp. (a)	15,297	866,728
	Lone Star Steakhouse & Saloon, Inc.	660	18,757
	Marcus Corp.	310	6,185
	Marriott International, Inc., Class A	590	40,474
	McDonald’s Corp.	15,202	522,341
	Outback Steakhouse, Inc.	1,000	44,000
	Ruth’s Chris Steak House (a)	820	19,524
	Scientific Games Corp., Class A (a)	1,650	57,964
	Shuffle Master, Inc. (a)	260	9,292

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
	Starbucks Corp. (a)	14,640	551,050
	Starwood Hotels & Resorts Worldwide, Inc.	12,550	850,011
	Vail Resorts, Inc. (a)	300	11,466
	Wendy’s International, Inc.	540	33,512
	Yum! Brands, Inc.	1,320	64,495
	Hotels, Restaurants & Leisure Total		3,947,801
Household Durables – 0.2%
	American Greetings Corp., Class A	1,090	23,566
	Centex Corp.	430	26,656
	CSS Industries, Inc.	310	10,149
	Desarrolladora Homex SA de CV, ADR (a)	730	25,791
	DR Horton, Inc.	1,246	41,392
	Fortune Brands, Inc.	450	36,283
	Furniture Brands International, Inc.	460	11,275
	Kimball International, Inc., Class B	670	10,077
	Koninklijke Philips Electronics NV	8,728	294,485
	Lennar Corp., Class A	390	23,548
	NVR, Inc. (a)	30	22,168
	Household Durables Total		525,390
Internet & Catalog Retail – 0.1%
	Coldwater Creek, Inc. (a)	1,705	47,399
	NetFlix, Inc. (a)	1,810	52,472
	Nutri/System, Inc. (a)	400	19,008
	PetMed Express, Inc. (a)	550	9,774
	Internet & Catalog Retail Total		128,653
Leisure Equipment & Products – 0.1%
	Nikon Corp.	18,000	322,848
	SCP Pool Corp.	890	41,750
	Leisure Equipment & Products Total		364,598
Media – 1.1%
	4Kids Entertainment, Inc. (a)	590	10,142
	Cablevision Systems Corp. (a)	740	19,758
	Catalina Marketing Corp.	1,248	28,829
	Dow Jones & Co., Inc.	1,500	58,950
	EMI Group PLC	106,175	466,820
	Focus Media Holding Ltd., ADR (a)	460	26,689
	Getty Images, Inc. (a)	400	29,952
	Gray Television, Inc.	3,120	26,208

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Grupo Televisa SA	2,600	51,740
	Interpublic Group of Cos, Inc. (a)	1,913	18,288
	Journal Communications, Inc., Class A	540	6,696
	Lamar Advertising Co., Class A (a)	5,950	313,089
	McGraw-Hill Companies, Inc.	9,700	558,914
	Media General, Inc., Class A	100	4,662
	News Corp., Class A	33,200	551,452
	Reader’s Digest Association, Inc.	410	6,047
	Scholastic Corp. (a)	160	4,282
	Viacom, Inc., Class A (a)	3,125	121,125
	Vivendi Universal SA	12,480	427,214
	XM Satellite Radio Holdings, Inc., Class A (a)	1,300	28,951
	Media Total		2,759,808
Multiline Retail – 0.7%
	Federated Department Stores, Inc.	8,184	597,432
	JC Penney Co., Inc.	9,093	549,308
	Kohl’s Corp. (a)	10,300	546,003
	Multiline Retail Total		1,692,743
Specialty Retail – 1.7%
	Abercrombie & Fitch Co., Class A	1,640	95,612
	Best Buy Co., Inc.	4,130	230,991
	Chico’s FAS, Inc. (a)	10,160	412,903
	Childrens Place Retail Stores, Inc. (a)	580	33,582
	DSW, Inc., Class A (a)	880	27,562
	Esprit Holdings Ltd.	37,500	291,856
	GameStop Corp., Class A (a)	2,330	109,836
	Lowe’s Companies, Inc.	12,880	829,987
	Monro Muffler, Inc.	510	18,941
	Office Depot, Inc. (a)	28,760	1,071,023
	Pacific Sunwear of California (a)	1,500	33,240
	Payless Shoesource, Inc. (a)	280	6,409
	Petsmart, Inc.	1,344	37,820
	Pier 1 Imports, Inc.	490	5,689
	Rent-A-Center, Inc. (a)	410	10,492
	Staples, Inc.	18,100	461,912
	Tiffany & Co.	16,200	608,148
	TJX Companies, Inc.	2,300	57,086
	Urban Outfitters, Inc. (a)	1,285	31,534
	Zale Corp. (a)	340	9,530
	Specialty Retail Total		4,384,153

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.5%
	Adidas-Salomon AG	2,572	508,396
	Carter’s, Inc. (a)	540	36,445
	Coach, Inc. (a)	2,898	100,213
	Delta Apparel, Inc.	370	6,560
	Hampshire Group Ltd. (a)	690	14,104
	Hartmarx Corp. (a)	999	8,901
	JOS. A. Bank Clothiers, Inc. (a)	857	41,093
	LVMH Moet Hennessy Louis Vuitton SA	5,565	544,792
	Stride Rite Corp.	610	8,833
	Wolverine World Wide, Inc.	730	16,155
	Textiles, Apparel & Luxury Goods Total		1,285,492
	CONSUMER DISCRETIONARY TOTAL		16,629,241
CONSUMER STAPLES – 3.5%
Beverages – 1.0%
	Diageo PLC	15,380	242,248
	Diageo PLC, ADR	8,208	520,633
	Fomento Economico Mexicano SA de CV, ADR	300	27,498
	Pepsi Bottling Group, Inc.	900	27,351
	PepsiCo, Inc.	19,401	1,121,184
	Pernod-Ricard SA	2,256	432,296
	Beverages Total		2,371,210
Food & Staples Retailing – 0.9%
	Aeon Co., Ltd.	18,300	444,070
	BJ’s Wholesale Club, Inc. (a)	270	8,508
	Kroger Co. (a)	2,000	40,720
	Supervalu, Inc.	2,300	70,886
	Sysco Corp.	17,700	567,285
	Wal-Mart Stores, Inc.	20,200	954,248
	Weis Markets, Inc.	600	26,742
	Whole Foods Market, Inc.	540	35,878
	Food & Staples Retailing Total		2,148,337
Food Products – 0.8%
	Cadbury Schweppes PLC, ADR	13,000	520,000
	Corn Products International, Inc.	1,446	42,758
	Danisco A/S	7,848	635,806
	Dean Foods Co. (a)	1,400	54,362
	Flowers Foods, Inc.	372	11,048

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	HJ Heinz Co.	740	28,061
	J&J Snack Foods Corp.	326	10,950
	Lancaster Colony Corp.	250	10,500
	Lance, Inc.	480	10,800
	Maui Land & Pineapple Co., Inc. (a)	210	7,928
	Nestle SA, Registered Shares	1,259	373,787
	Ralcorp Holdings, Inc. (a)	290	11,034
	Royal Numico NV (a)	5,681	251,363
	Tyson Foods, Inc., Class A	2,850	39,159
	Food Products Total		2,007,556
Household Products – 0.4%
	Clorox Co.	700	41,895
	Colgate-Palmolive Co.	18,870	1,077,477
	Household Products Total		1,119,372
Personal Products – 0.0%
	Alberto-Culver Co.	510	22,557
	Estee Lauder Companies, Inc., Class A	510	18,967
	Personal Products Total		41,524
Tobacco – 0.4%
	Altria Group, Inc.	14,439	1,023,148
	UST, Inc.	330	13,728
	Tobacco Total		1,036,876
	CONSUMER STAPLES TOTAL		8,724,875
ENERGY – 5.4%
Energy Equipment & Services – 1.4%
	BJ Services Co.	1,610	55,706
	Diamond Offshore Drilling, Inc.	640	57,280
	Dresser-Rand Group, Inc. (a)	1,023	25,422
	ENSCO International, Inc.	3,540	182,133
	FMC Technologies, Inc. (a)	1,390	71,196
	Grant Prideco, Inc. (a)	1,130	48,409
	Grey Wolf, Inc. (a)	1,870	13,913
	Halliburton Co.	16,625	1,213,957
	Hydril (a)	560	43,652
	Lone Star Technologies, Inc. (a)	110	6,095
	Lufkin Industries, Inc.	482	26,722
	Maverick Tube Corp. (a)	230	12,188
	Nabors Industries Ltd. (a)	5,440	389,395
	National Oilwell Varco, Inc. (a)	11,285	723,594
	NS Group, Inc. (a)	150	6,905

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Oil States International, Inc. (a)	720	26,532
	Schlumberger Ltd.	3,909	494,762
	Smith International, Inc.	1,580	61,557
	Superior Well Services, Inc. (a)	140	4,070
	Technip SA, ADR	500	33,970
	Tetra Technologies, Inc. (a)	683	32,128
	Tidewater, Inc.	500	27,615
	Todco, Class A	210	8,276
	Trico Marine Services, Inc. (a)	470	15,181
	Energy Equipment & Services Total		3,580,658
Oil, Gas & Consumable Fuels – 4.0%
	Alpha Natural Resources, Inc. (a)	440	10,182
	Amerada Hess Corp.	325	46,280
	Anadarko Petroleum Corp.	5,800	585,858
	Bois d’Arc Energy, Inc. (a)	442	7,359
	Cheniere Energy, Inc. (a)	330	13,388
	Chesapeake Energy Corp.	890	27,955
	China Petroleum & Chemical Corp., Class H	666,000	387,673
	Comstock Resources, Inc. (a)	190	5,641
	ConocoPhillips	8,172	516,062
	Denbury Resources, Inc. (a)	730	23,119
	EOG Resources, Inc.	1,160	83,520
	Exxon Mobil Corp.	19,837	1,207,280
	Foundation Coal Holdings, Inc.	490	20,159
	Frontier Oil Corp.	1,010	59,943
	Harvest Natural Resources, Inc. (a)	860	8,359
	Kerr-McGee Corp.	5,900	563,332
	Marathon Oil Corp.	6,346	483,375
	Massey Energy Co.	910	32,824
	Murphy Oil Corp.	4,100	204,262
	Newfield Exploration Co. (a)	700	29,330
	Nordic American Tanker Shipping	406	11,717
	Norsk Hydro ASA	4,111	567,534
	Occidental Petroleum Corp.	18,100	1,676,965
	Peabody Energy Corp.	1,680	84,689
	Quicksilver Resources, Inc. (a)	410	15,851
	Range Resources Corp.	850	23,213
	Southwestern Energy Co. (a)	1,340	43,135

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	St. Mary Land & Exploration Co.	530	21,640
	Statoil ASA	27,819	792,718
	Superior Energy Services, Inc. (a)	2,320	62,153
	Tesoro Corp.	910	62,189
	Total SA	2,154	567,812
	Valero Energy Corp.	13,600	813,008
	Western Gas Resources, Inc.	500	24,125
	Williams Companies, Inc.	26,900	575,391
	World Fuel Services Corp.	390	15,772
	XTO Energy, Inc.	8,878	386,814
	Oil, Gas & Consumable Fuels Total		10,060,627
	ENERGY TOTAL		13,641,285
FINANCIALS – 12.5%
Capital Markets – 3.6%
	Affiliated Managers Group (a)	1,370	146,056
	Bank of New York Co., Inc.	46,252	1,666,922
	Bear Stearns Companies, Inc.	500	69,350
	Calamos Asset Management, Inc., Class A	431	16,119
	Deutsche Bank AG	1,400	159,936
	Deutsche Bank AG, Registered Shares	6,063	691,047
	E*Trade Financial Corp. (a)	2,260	60,975
	Franklin Resources, Inc.	7,600	716,224
	Goldman Sachs Group, Inc.	3,514	551,558
	Lazard Ltd., Class A	2,180	96,465
	Legg Mason, Inc.	380	47,625
	Lehman Brothers Holdings, Inc.	2,300	332,419
	Merrill Lynch & Co., Inc.	24,963	1,966,086
	Morgan Stanley	7,582	476,301
	Nomura Holdings, Inc.	20,800	464,236
	Nuveen Investments, Inc., Class A	7,500	361,125
	optionsXpress Holdings, Inc.	780	22,682
	Piper Jaffray Companies, Inc. (a)	290	15,950
	State Street Corp.	8,980	542,661
	T. Rowe Price Group, Inc.	770	60,222
	Thomas Weisel Partners Group, Inc. (a)	302	6,614
	UBS AG, Registered Shares	5,444	596,306
	Waddell & Reed Financial, Inc., Class A	224	5,174
	Capital Markets Total		9,072,053

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 4.2%
	Banca C.R. Firenze	78,509	274,099
	Bancfirst Corp.	222	9,679
	Banco Santander Central Hispano SA	21,828	318,986
	Bancorpsouth, Inc.	600	14,406
	BancTrust Financial Group, Inc.	440	9,746
	Bank of Granite Corp.	563	11,412
	Bank of Hawaii Corp.	1,100	58,641
	Boston Private Financial Holdings, Inc.	1,020	34,466
	Bryn Mawr Bank Corp.	498	11,041
	Capitol Bancorp Ltd.	493	23,048
	Chemical Financial Corp.	490	15,832
	Chittenden Corp.	555	16,078
	Citizens Banking Corp.	340	9,129
	City Holding Co.	240	8,830
	City National Corp.	600	46,074
	Columbia Banking System, Inc.	390	13,049
	Comerica, Inc.	900	52,173
	Commerce Bancorp, Inc.	6,100	223,565
	Community Trust Bancorp, Inc.	390	13,221
	Cullen/Frost Bankers, Inc.	1,000	53,750
	Depfa Bank PLC	35,922	639,686
	East West Bancorp, Inc.	1,420	54,741
	First Citizens BancShares, Inc., Class A	70	13,510
	First Financial Bankshares, Inc.	318	12,179
	First Financial Corp.	420	12,516
	Greater Bay Bancorp	385	10,680
	Hancock Holding Co.	266	12,374
	Marshall & Ilsley Corp.	15,244	664,334
	Mercantile Bankshares Corp.	1,100	42,295
	Merchants Bancshares, Inc.	440	10,802
	Mid-State Bancshares	630	18,541
	Mitsubishi UFJ Financial Group, Inc.	61	929,145
	Mitsubishi UFJ Financial Group, Inc., ADR	24,700	375,687
	National Bank of Greece SA	11,350	536,831
	Northrim BanCorp, Inc.	320	7,680
	PNC Financial Services Group, Inc.	8,240	554,634
	Sterling Bancorp	257	5,294
	Sterling Bancshares, Inc.	905	16,335

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	SunTrust Banks, Inc.	3,300	240,108
	SVB Financial Group (a)	900	47,745
	TCF Financial Corp.	530	13,648
	Trico Bancshares	552	15,633
	UMB Financial Corp.	290	20,367
	UniCredito Italiano SpA	34,872	251,497
	UnionBanCal Corp.	2,600	182,416
	US Bancorp	38,393	1,170,987
	Wachovia Corp.	24,148	1,353,495
	Wells Fargo & Co.	29,037	1,854,593
	Westamerica Bancorporation	25	1,298
	Whitney Holding Corp.	1,500	53,190
	Zions Bancorporation	1,435	118,718
	Commercial Banks Total		10,458,184
Consumer Finance – 0.0%
	ACE Cash Express, Inc. (a)	149	3,709
	Advance America Cash Advance Centers, Inc.	1,080	15,530
	Advanta Corp., Class B	280	10,324
	Cash America International, Inc.	1,430	42,928
	First Cash Financial Services, Inc. (a)	900	17,991
	World Acceptance Corp. (a)	733	20,084
	Consumer Finance Total		110,566
Diversified Financial Services – 1.3%
	Chicago Mercantile Exchange Holdings, Inc.	146	65,335
	CIT Group, Inc.	7,200	385,344
	Citigroup, Inc.	42,247	1,995,326
	International Securities Exchange, Inc.	310	12,911
	JPMorgan Chase & Co.	19,181	798,697
	Mass Financial Corp., Class A (a)	1,170	2,457
	Diversified Financial Services Total		3,260,070
Insurance – 2.5%
	Allstate Corp.	8,562	446,166
	AMBAC Financial Group, Inc.	7,590	604,164
	American International Group, Inc.	23,606	1,560,120
	AmerUs Group Co.	240	14,458
	AXA	8,155	285,210
	Baldwin & Lyons, Inc., Class B	428	11,363
	CNA Surety Corp. (a)	820	13,719
	Commerce Group, Inc.	180	9,511

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Conseco, Inc. (a)	1,700	42,194
	Delphi Financial Group, Class A	400	20,652
	Genworth Financial, Inc., Class A	16,800	561,624
	Harleysville Group, Inc.	490	14,548
	Hartford Financial Services Group, Inc.	5,732	461,713
	Horace Mann Educators Corp.	590	11,092
	KMG America Corp. (a)	1,282	10,974
	Lincoln National Corp.	800	43,672
	Loews Corp.	500	50,600
	National Western Life Insurance Co., Class A	27	6,272
	Navigators Group, Inc. (a)	566	28,074
	Old Republic International Corp.	1,900	41,458
	Phoenix Companies, Inc.	1,130	18,419
	Platinum Underwriters Holdings Ltd.	1,500	43,650
	Procentury Corp.	962	13,122
	Prudential PLC	44,334	515,300
	RLI Corp.	294	16,846
	St. Paul Travelers Companies, Inc.	12,000	501,480
	Swiss Re, Registered Shares	3,144	219,541
	United America Indemnity Ltd., Class A (a)	710	16,259
	UnumProvident Corp.	13,530	277,094
	XL Capital Ltd., Class A	4,542	291,188
	Insurance Total		6,150,483
Real Estate – 0.6%
	Alexandria Real Estate Equities, Inc., REIT	315	30,029
	Archstone-Smith Trust, REIT	6,524	318,176
	Boston Properties, Inc., REIT	600	55,950
	Brandywine Realty Trust, REIT	440	13,974
	Cousins Properties, Inc., REIT	360	12,035
	EastGroup Properties, Inc., REIT	410	19,450
	Equity Office Properties Trust, REIT	1,400	47,012
	Equity One, Inc., REIT	530	13,017
	Franklin Street Properties Corp., Class A, REIT	588	12,436
	General Growth Properties, Inc., REIT	600	29,322
	Getty Realty Corp., REIT	430	12,513
	Healthcare Realty Trust, Inc., REIT	310	11,588

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Highland Hospitality Corp.	606	7,702
	Host Marriott Corp., REIT	2,700	57,780
	Jones Lang LaSalle, Inc.	430	32,912
	Kimco Realty Corp., REIT	7,584	308,214
	Lexington Corporate Properties Trust, REIT	475	9,904
	Mid-America Apartment Communities, Inc., REIT	450	24,638
	NTT Urban Development Corp.	43	372,800
	Prologis Trust, REIT	1,100	58,850
	PS Business Parks, Inc., REIT	470	26,282
	Universal Health Realty Income Trust, REIT	310	11,324
	Urstadt Biddle Properties, Inc., Class A, REIT	610	10,980
	Real Estate Total		1,496,888
Thrifts & Mortgage Finance – 0.3%
	Corus Bankshares, Inc.	300	17,832
	Golden West Financial Corp.	8,900	604,310
	PMI Group, Inc.	1,300	59,696
	Sovereign Bancorp, Inc.	2,600	56,966
	Trustco Bank Corp. NY	810	9,858
	Thrifts & Mortgage Finance Total		748,662
	FINANCIALS TOTAL		31,296,906
HEALTH CARE – 9.0%
Biotechnology – 0.9%
	Alkermes, Inc. (a)	620	13,671
	Amylin Pharmaceuticals, Inc. (a)	1,883	92,173
	Anadys Pharmaceuticals, Inc. (a)	740	11,921
	Arena Pharmaceuticals, Inc. (a)	1,020	18,472
	Celgene Corp. (a)	660	29,185
	Charles River Laboratories International, Inc. (a)	500	24,510
	Cubist Pharmaceuticals, Inc. (a)	768	17,641
	Digene Corp. (a)	560	21,896
	Exelixis, Inc. (a)	920	11,049
	Genzyme Corp. (a)	10,000	672,200
	Illumina, Inc. (a)	830	19,712
	Invitrogen Corp. (a)	420	29,455
	Medimmune, Inc. (a)	970	35,483
	Myogen, Inc. (a)	320	11,594
	Nektar Therapeutics (a)	2,570	52,377

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Neurocrine Biosciences, Inc. (a)	700	45,178
	PDL BioPharma, Inc. (a)	16,050	526,440
	Senomyx, Inc. (a)	895	14,732
	Vertex Pharmaceuticals, Inc. (a)	15,890	581,415
	Biotechnology Total		2,229,104
Health Care Equipment & Supplies – 1.7%
	American Medical Systems Holdings, Inc. (a)	1,990	44,775
	Analogic Corp.	180	11,916
	Aspect Medical Systems, Inc. (a)	530	14,543
	Baxter International, Inc.	11,600	450,196
	Bio-Rad Laboratories, Inc., Class A (a)	210	13,094
	Biomet, Inc.	1,430	50,794
	Dentsply International, Inc.	490	28,494
	Dionex Corp. (a)	370	22,748
	DJ Orthopedics, Inc. (a)	230	9,145
	Gen-Probe, Inc. (a)	1,110	61,183
	Greatbatch, Inc. (a)	328	7,186
	Haemonetics Corp. (a)	957	48,587
	Hologic, Inc. (a)	260	14,391
	Hospira, Inc. (a)	900	35,514
	Immucor, Inc. (a)	1,144	32,821
	Intuitive Surgical, Inc. (a)	160	18,880
	Invacare Corp.	340	10,560
	Kyphon, Inc. (a)	640	23,808
	Meridian Bioscience, Inc.	1,463	39,472
	Millipore Corp. (a)	600	43,836
	Neurometrix, Inc. (a)	250	9,735
	PerkinElmer, Inc.	12,500	293,375
	Resmed, Inc. (a)	1,186	52,160
	SonoSite, Inc. (a)	517	21,011
	STERIS Corp.	840	20,731
	Sybron Dental Specialties, Inc. (a)	430	17,733
	Thermo Electron Corp. (a)	27,220	1,009,590
	Varian Medical Systems, Inc. (a)	14,820	832,291
	Varian, Inc. (a)	180	7,412
	Viasys Healthcare, Inc. (a)	290	8,723
	Vital Signs, Inc.	140	7,690
	Waters Corp. (a)	790	34,089

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Zimmer Holdings, Inc. (a)	12,200	824,720
	Health Care Equipment & Supplies Total		4,121,203
Health Care Providers & Services – 2.7%
	Aetna, Inc.	31,572	1,551,448
	Allion Healthcare, Inc. (a)	850	11,526
	Allscripts Healthcare Solutions, Inc. (a)	890	16,296
	Cardinal Health, Inc.	10,800	804,816
	Caremark Rx, Inc. (a)	21,690	1,066,714
	Centene Corp. (a)	750	21,878
	Cerner Corp. (a)	850	40,333
	Cigna Corp.	6,302	823,167
	Community Health Systems, Inc. (a)	2,130	76,999
	Coventry Health Care, Inc. (a)	1,505	81,240
	Cross Country Healthcare, Inc. (a)	780	15,101
	DaVita, Inc. (a)	1,430	86,100
	Genesis HealthCare Corp. (a)	400	17,576
	Gentiva Health Services, Inc. (a)	820	14,932
	Health Management Associates, Inc., Class A	1,120	24,158
	HealthExtras, Inc. (a)	694	24,498
	Henry Schein, Inc. (a)	680	32,545
	Hooper Holmes, Inc.	1,330	3,844
	Humana, Inc. (a)	1,120	58,968
	Kindred Healthcare, Inc. (a)	720	18,108
	Laboratory Corp. of America Holdings (a)	910	53,217
	Lincare Holdings, Inc. (a)	400	15,584
	Medco Health Solutions, Inc. (a)	770	44,059
	Nichii Gakkan Co.	12,400	287,326
	Owens & Minor, Inc.	360	11,797
	Parexel International Corp. (a)	660	17,450
	Pediatrix Medical Group, Inc. (a)	800	82,112
	PRA International (a)	680	16,857
	Psychiatric Solutions, Inc. (a)	790	26,173
	Quest Diagnostics, Inc.	650	33,345
	Res-Care, Inc. (a)	720	13,234
	Rhoen-Klinikum AG	6,063	259,734
	Symbion, Inc. (a)	460	10,419
	United Surgical Partners International, Inc. (a)	1,350	47,804
	UnitedHealth Group, Inc.	19,430	1,085,360

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Universal Health Services, Inc., Class B	417	21,179
	VCA Antech, Inc. (a)	1,154	32,866
	WellCare Health Plans, Inc. (a)	345	15,677
	Health Care Providers & Services Total		6,864,440
Pharmaceuticals – 3.7%
	Allergan, Inc.	610	66,185
	AstraZeneca PLC, ADR	9,900	497,277
	Endo Pharmaceuticals Holdings, Inc. (a)	1,087	35,664
	Forest Laboratories, Inc. (a)	1,050	46,861
	GlaxoSmithKline PLC	21,360	557,952
	GlaxoSmithKline PLC, ADR	9,306	486,797
	Hi-Tech Pharmacal Co., Inc. (a)	498	14,044
	New River Pharmaceuticals, Inc. (a)	680	22,583
	Novartis AG, ADR	30,881	1,712,043
	Novartis AG, Registered Shares	8,166	454,204
	Novo-Nordisk A/S, Class B	6,939	430,773
	Par Pharmaceutical Companies, Inc. (a)	690	19,444
	Penwest Pharmaceuticals Co. (a)	851	18,458
	Pfizer, Inc.	54,811	1,365,890
	Roche Holdings Ltd., ADR	11,000	817,300
	Salix Pharmaceuticals Ltd. (a)	1,170	19,317
	Sanofi-Aventis	4,571	434,942
	Sanofi-Aventis, ADR	12,300	583,635
	Shire PLC, ADR	1,980	92,050
	Takeda Pharmaceutical Co., Ltd.	6,100	347,540
	Teva Pharmaceutical Industries Ltd., ADR	28,077	1,156,211
	Pharmaceuticals Total		9,179,170
	HEALTH CARE TOTAL		22,393,917
INDUSTRIALS – 8.7%
Aerospace & Defense – 1.5%
	AAR Corp. (a)	750	21,360
	Armor Holdings, Inc. (a)	730	42,552
	BE Aerospace, Inc. (a)	1,400	35,168
	Boeing Co.	7,400	576,682
	Esterline Technologies Corp. (a)	520	22,230
	General Dynamics Corp.	7,812	499,812

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Goodrich Corp.	803	35,019
	Hexcel Corp. (a)	680	14,940
	Kaman Corp.	320	8,051
	Lockheed Martin Corp.	3,600	270,468
	Moog, Inc., Class A (a)	180	6,388
	Precision Castparts Corp.	610	36,234
	Rockwell Collins, Inc.	1,390	78,326
	Rolls-Royce Group PLC (a)	51,334	408,281
	United Technologies Corp.	26,862	1,557,190
	Aerospace & Defense Total		3,612,701
Air Freight & Logistics – 0.5%
	CH Robinson Worldwide, Inc.	1,520	74,617
	EGL, Inc. (a)	219	9,855
	HUB Group, Inc., Class A (a)	1,284	58,525
	Ryder System, Inc.	240	10,747
	United Parcel Service, Inc., Class B	11,500	912,870
	UTI Worldwide, Inc.	2,340	73,944
	Air Freight & Logistics Total		1,140,558
Airlines – 0.0%
	JetBlue Airways Corp. (a)	635	6,807
	Republic Airways Holdings, Inc. (a)	520	7,701
	Skywest, Inc.	560	16,391
	Southwest Airlines Co.	2,520	45,335
	Airlines Total		76,234
Building Products – 0.0%
	American Standard Companies, Inc.	700	30,002
	Lennox International, Inc.	350	10,451
	NCI Building Systems, Inc. (a)	470	28,092
	Building Products Total		68,545
Commercial Services & Supplies – 0.8%
	ABM Industries, Inc.	560	10,735
	Aramark Corp., Class B	1,400	41,356
	Avery Dennison Corp.	575	33,626
	Casella Waste Systems, Inc., Class A (a)	1,170	16,626
	CBIZ, Inc. (a)	710	5,680
	ChoicePoint, Inc. (a)	1,460	65,335
	Cintas Corp.	620	26,424
	Consolidated Graphics, Inc. (a)	520	27,103
	Corporate Executive Board Co.	1,190	120,071

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Healthcare Services Group	656	14,012
	Kenexa Corp. (a)	779	23,954
	Korn/Ferry International (a)	540	11,011
	Manpower, Inc.	10,700	611,826
	NCO Group, Inc. (a)	490	11,638
	Resources Connection, Inc. (a)	870	21,672
	Robert Half International, Inc.	2,420	93,436
	TeleTech Holdings, Inc. (a)	1,110	12,332
	United Stationers, Inc. (a)	250	13,275
	Waste Connections, Inc. (a)	830	33,042
	Waste Management, Inc.	23,000	811,900
	Commercial Services & Supplies Total		2,005,054
Construction & Engineering – 0.4%
	Bilfinger Berger AG	8,453	554,190
	EMCOR Group, Inc. (a)	350	17,381
	Fluor Corp.	400	34,320
	Foster Wheeler Ltd. (a)	7,300	345,363
	Jacobs Engineering Group, Inc. (a)	715	62,019
	KHD Humboldt Wedag International Ltd. (a)	1,090	27,021
	McDermott International, Inc. (a)	300	16,335
	Quanta Services, Inc. (a)	708	11,342
	Washington Group International, Inc. (a)	340	19,513
	Construction & Engineering Total		1,087,484
Electrical Equipment – 1.4%
	Cooper Industries Ltd., Class A	600	52,140
	Dongfang Electrical Machinery Co., Ltd., Class H	238,000	484,178
	Emerson Electric Co.	10,400	869,752
	Energy Conversion Devices, Inc. (a)	230	11,311
	Evergreen Solar, Inc. (a)	640	9,856
	General Cable Corp. (a)	2,320	70,366
	Genlyte Group, Inc. (a)	400	27,256
	Rockwell Automation, Inc.	10,810	777,347
	Roper Industries, Inc.	370	17,993
	Schneider Electric SA	4,600	496,405
	Vestas Wind Systems A/S (a)	22,796	567,897

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
	Woodward Governor Co.	590	19,617
	Electrical Equipment Total		3,404,118
Industrial Conglomerates – 1.2%
	General Electric Co.	42,696	1,484,967
	Siemens AG, Registered Shares	9,230	860,693
	Textron, Inc.	6,850	639,721
	Industrial Conglomerates Total		2,985,381
Machinery – 1.7%
	Actuant Corp., Class A	510	31,222
	Barnes Group, Inc.	59	2,390
	Briggs & Stratton Corp.	190	6,720
	Caterpillar, Inc.	15,100	1,084,331
	Dover Corp.	1,200	58,272
	Eaton Corp.	6,091	444,460
	EnPro Industries, Inc. (a)	560	19,208
	Harsco Corp.	800	66,096
	Ingersoll-Rand Co., Ltd., Class A	13,300	555,807
	JLG Industries, Inc.	1,020	31,406
	Joy Global, Inc.	1,925	115,057
	Kadant, Inc. (a)	252	5,720
	Kennametal, Inc.	800	48,912
	Manitowoc Co., Inc.	370	33,726
	Mitsubishi Heavy Industries, Ltd.	87,000	414,101
	Parker Hannifin Corp.	7,800	628,758
	Sandvik AB	9,811	579,774
	Terex Corp. (a)	1,300	103,012
	Wabtec Corp.	2,430	79,218
	Machinery Total		4,308,190
Marine – 0.0%
	Alexander & Baldwin, Inc.	500	23,840
	Marine Total		23,840
Road & Rail – 0.9%
	Burlington Northern Santa Fe Corp.	13,100	1,091,623
	Canadian Pacific Railway Ltd.	800	39,976
	Dollar Thrifty Automotive Group (a)	180	8,172
	East Japan Railway Co.	83	615,056
	Landstar System, Inc.	941	41,517
	Norfolk Southern Corp.	9,025	487,982
	Swift Transportation Co., Inc. (a)	230	4,998

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Werner Enterprises, Inc.	1,120	20,574
	Road & Rail Total		2,309,898
Trading Companies & Distributors – 0.3%
	Mitsubishi Corp.	23,400	533,064
	UAP Holding Corp.	1,200	25,800
	Watsco, Inc.	420	29,841
	WESCO International, Inc. (a)	500	34,005
	Trading Companies & Distributors Total		622,710
Transportation Infrastructure – 0.0%
	Interpool, Inc.	117	2,363
	Transportation Infrastructure Total		2,363
	INDUSTRIALS TOTAL		21,647,076
INFORMATION TECHNOLOGY – 9.6%
Communications Equipment – 2.1%
	ADTRAN, Inc.	700	18,326
	Anaren, Inc. (a)	920	17,912
	AudioCodes Ltd. (a)	1,780	24,600
	Avocent Corp. (a)	790	25,075
	Belden CDT, Inc.	340	9,258
	Black Box Corp.	220	10,571
	Cisco Systems, Inc. (a)	52,480	1,137,242
	CommScope, Inc. (a)	1,610	45,965
	Comverse Technology, Inc. (a)	3,630	85,414
	Corning, Inc. (a)	26,630	716,613
	CSR PLC (a)	4,050	84,253
	Dycom Industries, Inc. (a)	680	14,450
	F5 Networks, Inc. (a)	7,650	554,548
	Harris Corp.	500	23,645
	Motorola, Inc.	35,590	815,367
	NICE Systems Ltd., ADR (a)	470	23,951
	Nokia OYJ	13,251	274,560
	Nokia OYJ, ADR	19,200	397,824
	Plantronics, Inc.	330	11,692
	Powerwave Technologies, Inc. (a)	1,140	15,379
	QUALCOMM, Inc.	14,470	732,327
	Telefonaktiebolaget LM Ericsson, Class B	72,708	275,366

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Tollgrade Communications, Inc. (a)	570	8,482
	Communications Equipment Total		5,322,820
Computers & Peripherals – 1.8%
	Brocade Communications Systems, Inc. (a)	87,100	581,828
	Electronics for Imaging (a)	550	15,383
	EMC Corp. (a)	82,860	1,129,382
	Hewlett-Packard Co.	44,960	1,479,184
	Hutchinson Technology, Inc. (a)	410	12,370
	Imation Corp.	280	12,015
	International Business Machines Corp.	15,925	1,313,335
	Stratasys, Inc. (a)	570	16,803
	Computers & Peripherals Total		4,560,300
Electronic Equipment & Instruments – 0.9%
	Agilent Technologies, Inc. (a)	12,900	484,395
	Agilysys, Inc.	440	6,626
	Anixter International, Inc.	1,020	48,736
	Arrow Electronics, Inc. (a)	1,600	51,632
	AU Optronics Corp., ADR	24,170	360,375
	Benchmark Electronics, Inc. (a)	440	16,874
	Brightpoint, Inc. (a)	1,150	35,719
	Coherent, Inc. (a)	300	10,533
	Daktronics, Inc.	790	28,835
	Global Imaging Systems, Inc. (a)	627	23,813
	Hoya Corp.	7,900	318,969
	Ingram Micro, Inc., Class A (a)	1,700	34,000
	Itron, Inc. (a)	1,240	74,214
	Keyence Corp.	1,540	399,849
	Mettler Toledo International, Inc. (a)	500	30,170
	MTS Systems Corp.	400	16,732
	NAM TAI Electronics, Inc.	350	8,018
	Plexus Corp. (a)	1,490	55,979
	Tektronix, Inc.	1,400	49,994
	Trimble Navigation Ltd. (a)	1,510	68,025
	TTM Technologies, Inc. (a)	2,310	33,472
	Vishay Intertechnology, Inc. (a)	1,190	16,946
	Electronic Equipment & Instruments Total		2,173,906
Internet Software & Services – 0.8%
	Akamai Technologies, Inc. (a)	15,200	499,928
	aQuantive, Inc. (a)	739	17,396
	Digitas, Inc. (a)	2,510	36,144

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	Google, Inc., Class A (a)	2,837	1,106,430
	Keynote Systems, Inc. (a)	264	3,020
	VeriSign, Inc. (a)	1,360	32,626
	Yahoo!, Inc. (a)	10,480	338,085
	Internet Software & Services Total		2,033,629
IT Services – 0.2%
	Acxiom Corp.	790	20,414
	Affiliated Computer Services, Inc., Class A (a)	490	29,233
	Alliance Data Systems Corp. (a)	1,710	79,977
	Cognizant Technology Solutions Corp., Class A (a)	1,320	78,527
	Euronet Worldwide, Inc. (a)	510	19,293
	Fiserv, Inc. (a)	590	25,105
	Global Payments, Inc.	600	31,806
	Keane, Inc. (a)	640	10,080
	MAXIMUS, Inc.	240	8,635
	MPS Group, Inc. (a)	4,050	61,965
	Paychex, Inc.	1,320	54,991
	IT Services Total		420,026
Semiconductors & Semiconductor Equipment – 2.1%
	Actel Corp. (a)	580	9,245
	Advanced Energy Industries, Inc. (a)	540	7,630
	Advanced Micro Devices, Inc. (a)	890	29,512
	Asyst Technologies, Inc. (a)	155	1,613
	Atheros Communications, Inc. (a)	1,308	34,256
	ATI Technologies, Inc. (a)	1,200	20,616
	ATMI, Inc. (a)	360	10,872
	Broadcom Corp., Class A (a)	16,816	725,779
	Brooks Automation, Inc. (a)	530	7,547
	Cymer, Inc. (a)	1,090	49,530
	Exar Corp. (a)	670	9,568
	Fairchild Semiconductor International, Inc. (a)	38,580	735,721
	Freescale Semiconductor, Inc. (a)	1,000	27,810
	Kla-Tencor Corp.	600	29,016
	Lam Research Corp. (a)	14,280	614,040
	Marvell Technology Group Ltd. (a)	7,690	416,029
	MEMC Electronic Materials, Inc. (a)	2,480	91,562

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Microsemi Corp. (a)	1,279	37,232
	Mindspeed Technologies, Inc. (a)	5,560	22,129
	National Semiconductor Corp.	14,000	389,760
	Novellus Systems, Inc. (a)	600	14,400
	Nvidia Corp. (a)	840	48,098
	Samsung Electronics Co., Ltd., GDR (b)	800	261,400
	Samsung Electronics Co., Ltd., GDR, Registered Shares (b)	1,164	380,469
	Silicon Laboratories, Inc. (a)	1,141	62,698
	SiRF Technology Holdings, Inc. (a)	3,150	111,541
	Standard Microsystems Corp. (a)	600	15,588
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,800	350,088
	Tessera Technologies, Inc. (a)	750	24,060
	Texas Instruments, Inc.	25,630	832,206
	Ultratech, Inc. (a)	810	19,829
	Varian Semiconductor Equipment Associates, Inc. (a)	245	6,880
	Virage Logic Corp. (a)	1,600	17,264
	Semiconductors & Semiconductor Equipment Total		5,413,988
Software – 1.7%
	Activision, Inc. (a)	1,266	17,458
	Amdocs Ltd. (a)	1,240	44,715
	ANSYS, Inc. (a)	540	29,241
	Autodesk, Inc. (a)	662	25,500
	Cadence Design Systems, Inc. (a)	1,300	24,037
	Captaris, Inc. (a)	1,380	6,389
	Citrix Systems, Inc. (a)	17,480	662,492
	Electronic Arts, Inc. (a)	300	16,416
	Epicor Software Corp. (a)	1,250	16,788
	Hyperion Solutions Corp. (a)	1,150	37,490
	Intergraph Corp. (a)	270	11,248
	Internet Security Systems, Inc. (a)	630	15,107
	Intuit, Inc. (a)	342	18,191
	KongZhong Corp. (a)	830	10,964
	Kronos, Inc. (a)	250	9,348
	Lawson Software, Inc. (a)	1,640	12,579
	Macrovision Corp. (a)	862	19,093
	McAfee, Inc. (a)	630	15,328
	Mercury Interactive Corp. (a)	910	31,668

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	MICROS Systems, Inc. (a)	660	30,406
	Microsoft Corp.	71,160	1,936,264
	MSC.Software Corp. (a)	880	17,556
	NAVTEQ Corp. (a)	1,120	56,728
	Open Solutions, Inc. (a)	810	22,121
	Parametric Technology Corp. (a)	720	11,758
	Phoenix Technologies Ltd. (a)	950	6,441
	PLATO Learning, Inc. (a)	530	5,030
	Progress Software Corp. (a)	980	28,508
	Quality Systems, Inc.	580	19,198
	SAP AG, ADR	17,490	950,057
	Secure Computing Corp. (a)	1,910	22,041
	Sybase, Inc. (a)	570	12,038
	Synopsys, Inc. (a)	700	15,645
	Transaction Systems Architects, Inc. (a)	960	29,962
	Software Total		4,187,805
	INFORMATION TECHNOLOGY TOTAL		24,112,474
MATERIALS – 3.7%
Chemicals – 1.3%
	Air Products & Chemicals, Inc.	9,100	611,429
	Airgas, Inc.	690	26,972
	Ashland, Inc.	500	35,540
	Celanese Corp., Series A	1,900	39,843
	Cytec Industries, Inc.	820	49,208
	Ecolab, Inc.	790	30,178
	HB Fuller Co.	470	24,130
	Kaneka Corp.	29,000	347,737
	Linde AG	7,546	655,104
	Lubrizol Corp.	900	38,565
	Minerals Technologies, Inc.	240	14,018
	Monsanto Co.	3,280	277,980
	Nalco Holding Co. (a)	1,700	30,090
	Potash Corp. of Saskatchewan	1,290	113,636
	PPG Industries, Inc.	400	25,340
	Rohm & Haas Co.	9,200	449,604
	Schulman A, Inc.	680	16,830
	Sensient Technologies Corp.	400	7,220
	Shin-Etsu Chemical Co., Ltd.	5,900	320,415

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Stepan Co.	340	10,047
	Symyx Technologies, Inc. (a)	800	22,192
	Tronox, Inc., Class B (a)	1,190	20,213
	Chemicals Total		3,166,291
Construction Materials – 0.9%
	Cemex SA de CV, ADR	6,030	393,638
	Eagle Materials, Inc.	2,260	144,098
	Holcim Ltd., Registered Shares	9,382	747,182
	Martin Marietta Materials, Inc.	475	50,839
	Vulcan Materials Co.	10,675	924,989
	Construction Materials Total		2,260,746
Containers & Packaging – 0.1%
	Aptargroup, Inc.	240	13,260
	Crown Holdings, Inc. (a)	17,000	301,580
	Greif, Inc., Class A	390	26,684
	Containers & Packaging Total		341,524
Metals & Mining – 1.4%
	Allegheny Technologies, Inc.	470	28,755
	Alumina Ltd., ADR	1,275	26,890
	AMCOL International Corp.	370	10,656
	Carpenter Technology Corp.	250	23,630
	Freeport-McMoRan Copper & Gold, Inc., Class B	8,150	487,125
	Inco Ltd.	610	30,433
	JFE Holdings, Inc.	10,600	427,923
	Metal Management, Inc.	510	16,142
	Nucor Corp.	3,850	403,441
	Phelps Dodge Corp.	13,550	1,091,181
	Reliance Steel & Aluminum Co.	380	35,690
	Rio Tinto PLC	2,900	600,300
	RTI International Metals, Inc. (a)	350	19,197
	United States Steel Corp.	2,300	139,564
	Worthington Industries, Inc.	930	18,656
	Zinifex Ltd.	5,480	37,439
	Metals & Mining Total		3,397,022

		Shares	Value ($)
Paper & Forest Products – 0.0%
	Glatfelter	930	17,047
Common Stocks – (continued)
MATERIALS – (continued)

	Mercer International, Inc. (a)	1,210	11,265
	Paper & Forest Products Total		28,312
	MATERIALS TOTAL		9,193,895
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 0.7%
	AT&T, Inc.	22,554	609,860
	North Pittsburgh Systems, Inc.	420	9,803
	Talk America Holdings, Inc. (a)	829	7,071
	Telenor ASA	9,998	107,680
	Time Warner Telecom, Inc., Class A (a)	14,975	268,801
	Verizon Communications, Inc.	17,699	602,828
	Diversified Telecommunication Services Total		1,606,043
Wireless Telecommunication Services – 0.8%
	American Tower Corp., Class A (a)	21,657	656,640
	Cosmote Mobile Telecommunications SA	11,410	264,095
	Crown Castle International Corp. (a)	2,050	58,118
	Dobson Communications Corp., Class A (a)	3,520	28,230
	Millicom International Cellular SA (a)	1,726	81,277
	NII Holdings, Inc. (a)	11,600	684,052
	NTT DoCoMo, Inc.	147	217,124
	SBA Communications Corp., Class A (a)	943	22,076
	Vimpel-Communications OAO, ADR (a)	530	22,795
	Wireless Telecommunication Services Total		2,034,407
	TELECOMMUNICATION SERVICES TOTAL		3,640,450
UTILITIES– 1.3%
Electric Utilities – 0.8%
	Allete, Inc.	240	11,184
	Central Vermont Public Service Corp.	640	13,574
	Edison International	11,994	493,913
	El Paso Electric Co. (a)	670	12,757
	Entergy Corp.	7,350	506,709
	Exelon Corp.	10,611	561,322
	FPL Group, Inc.	11,194	449,327
	Hawaiian Electric Industries, Inc.	1,000	27,130
	Maine & Maritimes Corp.	130	1,997

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES– (continued)
Electric Utilities – (continued)
	MGE Energy, Inc.	230	7,631
	Otter Tail Corp.	340	9,755
	PPL Corp.	2,300	67,620
	Puget Energy, Inc.	580	12,284
	Electric Utilities Total		2,175,203
Gas Utilities – 0.0%
	AGL Resources, Inc.	1,100	39,655
	Cascade Natural Gas Corp.	470	9,259
	Northwest Natural Gas Co.	190	6,743
	WGL Holdings, Inc.	300	9,126
	Gas Utilities Total		64,783
Independent Power Producers & Energy Traders – 0.1%
	AES Corp. (a)	5,970	101,848
	Constellation Energy Group, Inc.	775	42,400
	Independent Power Producers & Energy Traders Total		144,248
Multi-Utilities – 0.3%
	CH Energy Group, Inc.	400	19,200
	Energy East Corp.	1,200	29,160
	PG&E Corp.	14,201	552,419
	Sempra Energy	800	37,168
	Wisconsin Energy Corp.	1,100	43,989
	Multi-Utilities Total		681,936
Water Utilities – 0.1%
	Guangdong Investment Ltd.	624,000	278,451
	Water Utilities Total		278,451
	UTILITIES TOTAL		3,344,621
	Total Common Stocks (cost of $129,911,002)		154,624,740

		Par ($)
Corporate Fixed-Income Bonds & Notes – 11.0%
BASIC MATERIALS – 0.4%
Chemicals – 0.1%
Airgas, Inc.
	9.125% 10/01/11	75,000	79,312
EquiStar Chemicals LP
	10.125% 09/01/08	60,000	63,750
	10.625% 05/01/11	15,000	16,238
Nalco Co.
	7.750% 11/15/11	90,000	91,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
NOVA Chemicals Corp.
	6.500% 01/15/12	55,000	51,150
	Chemicals Total		301,800
Forest Products & Paper – 0.1%
Boise Cascade LLC
	7.125% 10/15/14	125,000	120,625
Westvaco Corp.
	8.200% 01/15/30	200,000	218,909
	Forest Products & Paper Total		339,534
Iron/Steel – 0.1%
Russel Metals, Inc.
	6.375% 03/01/14	80,000	78,600
United States Steel Corp.
	9.750% 05/15/10	25,000	27,000
	Iron/Steel Total		105,600
Metals & Mining – 0.1%
Alcan, Inc.
	4.500% 05/15/13	300,000	276,642
	Metals & Mining Total		276,642
	BASIC MATERIALS TOTAL		1,023,576
COMMUNICATIONS – 1.3%
Media – 0.6%
Dex Media West LLC
	9.875% 08/15/13	55,000	60,706
DirecTV Holdings
	6.375% 06/15/15	10,000	9,875
	8.375% 03/15/13	90,000	96,412
EchoStar DBS Corp.
	6.625% 10/01/14	65,000	62,725
Emmis Operating Co.
	6.875% 05/15/12	55,000	53,075
Jones Intercable, Inc.
	7.625% 04/15/08	350,000	362,734
LIN Television Corp.
	6.500% 05/15/13	110,000	103,400
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	130,000	144,950
Rogers Cable, Inc.
	6.250% 06/15/13	120,000	119,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
	7.875% 05/01/12	30,000	32,325
Time Warner, Inc.
	6.625% 05/15/29	300,000	295,921
	Media Total		1,341,223
Telecommunication Services – 0.7%
American Towers, Inc.
	7.250% 12/01/11	25,000	26,125
Citizens Communications Co.
	9.000% 08/15/31	55,000	58,781
Deutsche Telekom International Finance BV
	8.000% 06/15/10	275,000	299,454
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	150,000	189,782
Nextel Communications, Inc.
	7.375% 08/01/15	80,000	83,953
Qwest Corp.
	8.875% 03/15/12	85,000	95,200
Rogers Wireless, Inc.
	7.500% 03/15/15	70,000	74,900
	8.000% 12/15/12	95,000	100,700
Sprint Capital Corp.
	6.875% 11/15/28	200,000	207,567
Verizon Global Funding Corp.
	7.750% 12/01/30	475,000	523,599
Vodafone Group PLC
	7.750% 02/15/10	150,000	160,835
	Telecommunication Services Total		1,820,896
	COMMUNICATIONS TOTAL		3,162,119
CONSUMER CYCLICAL – 1.1%
Airlines – 0.1%
United Airlines, Inc.
	9.200% 03/22/08(c)	507,021	238,300
	Airlines Total		238,300
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	150,000	175,460
	Auto Manufacturers Total		175,460
Auto Parts & Equipment – 0.0%
Accuride Corp.
	8.500% 02/01/15	55,000	54,519

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
TRW Automotive, Inc.
	9.375% 02/15/13	40,000	43,250
	Auto Parts & Equipment Total		97,769
Entertainment – 0.1%
Cinemark USA, Inc.
	9.000% 02/01/13	110,000	116,600
Speedway Motorsports, Inc.
	6.750% 06/01/13	110,000	110,550
Warner Music Group
	7.375% 04/15/14	75,000	74,250
	Entertainment Total		301,400
Home Builders – 0.1%
Beazer Homes USA, Inc.
	6.875% 07/15/15	65,000	61,912
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	40,000	38,400
	6.375% 12/15/14	30,000	27,825
	6.500% 01/15/14	50,000	47,000
KB Home
	8.625% 12/15/08	100,000	105,500
	Home Builders Total		280,637
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	65,000	67,438
	Home Furnishings Total		67,438
Leisure Time – 0.1%
Leslie’s Poolmart
	7.750% 02/01/13	65,000	65,488
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	50,000	51,938
	8.750% 02/02/11	130,000	144,787
	Leisure Time Total		262,213
Lodging – 0.3%
Caesars Entertainment, Inc.
	7.875% 03/15/10	20,000	21,300
	9.375% 02/15/07	25,000	25,813
CCM Merger, Inc.
	8.000% 08/01/13(b)	65,000	64,675

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	35,000	35,787
Hilton Hotels Corp.
	7.500% 12/15/17	25,000	26,973
Kerzner International Ltd.
	6.750% 10/01/15	40,000	42,300
MGM Mirage
	6.000% 10/01/09	85,000	83,725
	8.500% 09/15/10	90,000	96,300
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	110,000	119,075
Station Casinos, Inc.
	6.875% 03/01/16	25,000	25,094
Wynn Las Vegas LLC
	6.625% 12/01/14	115,000	112,412
	Lodging Total		653,454
Retail – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	25,000	25,000
Couche-Tard US LP
	7.500% 12/15/13	105,000	108,150
Domino’s, Inc.
	8.250% 07/01/11	75,000	77,250
Group 1 Automotive, Inc.
	8.250% 08/15/13	55,000	54,450
Wal-Mart Stores, Inc.
	4.000% 01/15/10	400,000	382,132
	Retail Total		646,982
	CONSUMER CYCLICAL TOTAL		2,723,653
CONSUMER NON-CYCLICAL – 1.7%
Beverages – 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	75,000	78,844
Cott Beverages, Inc.
	8.000% 12/15/11	145,000	148,263
Diageo Capital PLC
	3.375% 03/20/08	375,000	361,407
	Beverages Total		588,514

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 0.2%
Corrections Corp. of America
	6.250% 03/15/13	30,000	29,438
	7.500% 05/01/11	155,000	159,262
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	10,125
	8.625% 04/01/13	100,000	104,375
Mac-Gray Corp.
	7.625% 08/15/15	65,000	66,300
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	35,000	34,218
Service Corp. International
	6.750% 04/01/16	10,000	9,950
Stewart Enterprises, Inc.
	6.250% 02/15/13(b)	55,000	52,525
United Rentals North America, Inc.
	7.750% 11/15/13	60,000	59,700
	Commercial Services Total		525,893
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	350,000	348,620
	Cosmetics/Personal Care Total		348,620
Food – 0.3%
Del Monte Corp.
	6.750% 02/15/15	90,000	88,425
General Mills, Inc.
	2.625% 10/24/06	325,000	320,252
Kroger Co.
	6.200% 06/15/12	300,000	304,289
	Food Total		712,966
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10(b)	275,000	265,771
	Healthcare Products Total		265,771
Healthcare Services – 0.6%
Community Health Systems, Inc.
	6.500% 12/15/12	25,000	24,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Coventry Health Care, Inc.
	5.875% 01/15/12	115,000	114,000
Extendicare Health Services, Inc.
	6.875% 05/01/14	50,000	51,750
	9.500% 07/01/10	15,000	15,863
Fisher Scientific International, Inc.
	6.750% 08/15/14	145,000	147,356
HCA, Inc.
	6.950% 05/01/12	125,000	126,323
Select Medical Corp.
	7.625% 02/01/15(b)	20,000	18,050
Triad Hospitals, Inc.
	7.000% 05/15/12	125,000	125,625
	7.000% 11/15/13	45,000	44,550
UnitedHealth Group, Inc.
	3.375% 08/15/07	400,000	390,109
WellPoint, Inc.
	6.800% 08/01/12	375,000	397,962
	Healthcare Services Total		1,455,838
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	255,000	244,890
Scotts Miracle-Gro Co.
	6.625% 11/15/13	50,000	50,250
	Household Products/Wares Total		295,140
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.
	5.625% 09/15/12(b)	60,000	59,050
Mylan Laboratories, Inc.
	6.375% 08/15/15	45,000	45,338
Omnicare, Inc.
	6.750% 12/15/13	20,000	19,900
	Pharmaceuticals Total		124,288
	CONSUMER NON-CYCLICAL TOTAL		4,317,030
ENERGY – 0.9%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	140,000	139,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Coal – (continued)
Massey Energy Co.
	6.875% 12/15/13(b)	50,000	49,250
Peabody Energy Corp.
	6.875% 03/15/13	140,000	142,450
	Coal Total		331,000
Oil & Gas – 0.3%
Chesapeake Energy Corp.
	6.375% 06/15/15	100,000	98,500
Compton Petroleum Corp.
	7.625% 12/01/13	35,000	35,175
Marathon Oil Corp.
	6.800% 03/15/32	250,000	272,603
Pogo Producing Co.
	6.625% 03/15/15	85,000	84,362
Pride International, Inc.
	7.375% 07/15/14	85,000	90,100
Tesoro Corp.
	6.625% 11/01/15(b)	35,000	34,475
	Oil & Gas Total		615,215
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	85,000	82,663
Universal Compression, Inc.
	7.250% 05/15/10	100,000	102,250
	Oil & Gas Services Total		184,913
Pipelines – 0.4%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	25,000	26,031
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	50,000	50,875
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	325,000	352,243
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
	6.875% 11/01/14	75,000	71,250
TransCanada Corp.
	5.850% 03/15/36	375,000	367,157
Williams Companies, Inc.
	6.375% 10/01/10(b)	5,000	5,019

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
	8.125% 03/15/12	130,000	140,075
	Pipelines Total		1,012,650
	ENERGY TOTAL		2,143,778
FINANCIALS – 3.4%
Banks – 0.7%
HSBC Capital Funding LP
	9.547% 12/31/49(b)(d)	550,000	628,347
Wachovia Corp.
	4.875% 02/15/14	550,000	522,760
Wells Fargo & Co.
	4.920% 03/10/08(d)	700,000	700,209
	Banks Total		1,851,316
Diversified Financial Services – 2.2%
American Express Credit Corp.
	3.000% 05/16/08	375,000	358,396
Capital One Bank
	4.875% 05/15/08	190,000	188,366
Caterpillar Financial Services Corp.
	3.625% 11/15/07	250,000	243,573
Citicorp
	8.040% 12/15/19(b)	1,075,000	1,251,992
Countrywide Home Loans, Inc.
	2.875% 02/15/07	300,000	293,681
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	350,000	342,671
E*Trade Financial Corp.
	7.375% 09/15/13	55,000	56,375
General Electric Capital Corp.
	5.000% 01/08/16	700,000	671,064
Goldman Sachs Group, Inc.
	6.345% 02/15/34	325,000	320,533
JPMorgan Chase Capital XV
	5.875% 03/15/35	425,000	396,744
LaBranche & Co., Inc.
	11.000% 05/15/12	5,000	5,537
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	375,000	364,219
Morgan Stanley
	6.750% 04/15/11	360,000	380,190
SLM Corp.
	5.125% 08/27/12	525,000	512,888
	Diversified Financial Services Total		5,386,229

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – 0.3%
American International Group, Inc.
	2.875% 05/15/08	575,000	547,274
Prudential Insurance Co. of America
	7.650% 07/01/07(b)	325,000	334,206
	Insurance Total		881,480
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	350,000	360,803
Host Marriott LP
	6.375% 03/15/15	60,000	59,250
	Real Estate Investment Trusts Total		420,053
	FINANCIALS TOTAL		8,539,078
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
	6.625% 02/01/16	35,000	34,825
L-3 Communications Corp.
	6.375% 10/15/15	10,000	9,900
Raytheon Co.
	8.300% 03/01/10	325,000	356,222
Sequa Corp.
	9.000% 08/01/09	30,000	32,100
TransDigm, Inc.
	8.375% 07/15/11	50,000	52,500
	Aerospace & Defense Total		485,547
Environmental Control – 0.2%
Allied Waste North America, Inc.
	6.375% 04/15/11	40,000	39,250
Waste Management, Inc.
	7.375% 08/01/10	350,000	373,672
	Environmental Control Total		412,922
Machinery – 0.1%
John Deere Capital Corp.
	4.625% 04/15/09	350,000	342,814
	Machinery Total		342,814

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	85,000	86,913
Westinghouse Air Brake Technologies, Corp.
	6.875% 07/31/13	115,000	115,862
	Machinery-Diversified Total		202,775
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
	6.300% 05/01/14(b)	45,000	41,175
Trinity Industries, Inc.
	6.500% 03/15/14	50,000	50,125
	Miscellaneous Manufacturing Total		91,300
Packaging & Containers – 0.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(b)	45,000	46,687
Owens-Illinois, Inc.
	7.500% 05/15/10	160,000	161,200
Silgan Holdings, Inc.
	6.750% 11/15/13	140,000	140,000
	Packaging & Containers Total		347,887
Transportation – 0.2%
FedEx Corp.
	7.530% 09/23/06	26,836	27,035
Overseas Shipholding Group
	8.250% 03/15/13	115,000	121,900
Stena AB
	7.500% 11/01/13	85,000	84,150
Teekay Shipping Corp.
	8.875% 07/15/11	265,000	292,825
	Transportation Total		525,910
	INDUSTRIALS TOTAL		2,409,155
TECHNOLOGY – 0.1%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	305,000	315,177
	Computers Total		315,177
Office/Business Equipment – 0.0%
Xerox Corp.
	6.400% 03/15/16	10,000	9,988

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Office/Business Equipment – (continued)
	7.125% 06/15/10	30,000	31,237
	Office/Business Equipment Total		41,225
	TECHNOLOGY TOTAL		356,402
UTILITIES – 1.1%
Electric – 1.0%
AES Corp.
	7.750% 03/01/14	150,000	157,500
American Electric Power Co., Inc.
	5.250% 06/01/15	300,000	287,288
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	350,000	348,810
CMS Energy Corp.
	6.875% 12/15/15	20,000	20,350
	8.500% 04/15/11	15,000	16,275
Edison Mission Energy
	7.730% 06/15/09	20,000	20,525
Exelon Generation Co. LLC
	6.950% 06/15/11	275,000	291,010
Midamerican Energy Holdings Co.
	6.125% 04/01/36(b)	300,000	293,697
Mirant North America LLC
	7.375% 12/31/13(b)	45,000	46,012
MSW Energy Holdings LLC
	7.375% 09/01/10	25,000	25,750
Nevada Power Co.
	5.875% 01/15/15	55,000	54,133
	6.500% 04/15/12	30,000	30,635
NorthWestern Corp.
	5.875% 11/01/14	10,000	9,988
NRG Energy, Inc.
	7.250% 02/01/14	20,000	20,350
	7.375% 02/01/16	20,000	20,475
Scottish Power PLC
	5.375% 03/15/15	350,000	339,641
TECO Energy, Inc.
	6.750% 05/01/15	65,000	66,950
	7.000% 05/01/12	45,000	46,687
Virginia Electric & Power Co.
	5.375% 02/01/07	425,000	424,721
	Electric Total		2,520,797

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	200,000	196,042
	Gas Total		196,042
	UTILITIES TOTAL		2,716,839
	Total Corporate Fixed-Income Bonds & Notes (cost of $27,841,080)		27,391,630
Mortgage-Backed Securities – 7.3%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/20	4,092,725	3,989,949
	5.500% 12/01/20	39,557	39,300
	5.500% 01/01/21	269,973	268,220
	5.500% 12/01/32	76,434	74,804
	5.500% 10/01/35	388,221	379,162
	5.500% 11/01/35	978,019	955,197
	6.500% 12/01/10	28,064	28,591
	6.500% 05/01/11	73,625	75,254
	6.500% 06/01/11	334,957	342,367
	6.500% 03/01/26	105,446	108,004
	6.500% 06/01/26	124,881	127,911
	6.500% 03/01/27	27,510	28,177
	6.500% 09/01/28	140,147	143,548
	6.500% 06/01/31	356,031	363,916
	6.500% 07/01/31	33,581	34,325
	7.000% 04/01/29	11,137	11,481
	7.000% 08/01/31	17,495	18,028
	7.500% 07/01/15	3,789	3,955
	7.500% 01/01/30	18,691	19,533
	8.000% 09/01/15	13,112	13,915
	12.000% 07/01/20	77,482	84,076
Federal National Mortgage Association
	5.000% 01/01/18	416,133	406,827
	5.000% 06/01/18	2,963,271	2,894,835
	5.000% 11/01/18	386,281	377,360
	5.500% 09/01/35	806,642	787,607
	5.500% 10/01/35	953,973	931,462
	5.500% 11/01/35	1,395,303	1,362,377

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 12/01/35	2,046,150	1,997,865
	6.000% 04/01/16	53,766	54,518
	6.000% 07/01/31	42,462	42,519
	6.000% 07/01/35	770,962	771,235
	6.120% 10/01/08	226,403	217,875
	6.500% 08/01/31	24,619	25,188
	6.500% 12/01/31	342,336	350,247
	7.000% 07/01/31	33,524	34,562
	7.000% 07/01/32	19,934	20,535
	7.000% 12/01/32	224,983	231,767
	7.500% 09/01/15	17,256	18,054
	7.500% 02/01/30	10,831	11,321
	7.500% 08/01/31	45,280	47,309
	8.000% 04/01/30	2,860	3,051
	8.000% 05/01/30	14,358	15,318
Government National Mortgage Association
	4.750% 07/20/25(d)	29,771	29,967
	6.000% 03/15/29	3,609	3,657
	6.500% 05/15/13	53,394	54,781
	6.500% 05/15/24	29,706	30,727
	6.500% 04/15/29	33,109	34,379
	6.500% 05/15/29	21,156	21,967
	7.000% 11/15/13	5,305	5,488
	7.000% 06/15/31	5,731	5,977
	7.500% 09/15/29	14,583	15,306
	8.000% 03/15/26	311,001	333,443
	9.000% 12/15/17	4,439	4,759
	Total Mortgage-Backed Securities (cost of $18,496,177)		18,251,996
Government & Agency Obligations – 5.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	7.000% 01/30/07	525,000	532,680
United Mexican States
	7.500% 04/08/33	375,000	418,125
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		950,805
U.S. GOVERNMENT AGENCIES – 1.2%
Federal Home Loan Bank System
	2.250% 05/15/06(e)	100,000	99,677

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association
	5.250% 08/01/12	3,000,000	2,969,589
	U.S. GOVERNMENT AGENCIES TOTAL		3,069,266
U.S. GOVERNMENT OBLIGATIONS – 4.2%
U.S. Treasury Bonds
	6.250% 08/15/23	4,360,000	4,944,855
	7.250% 05/15/16	3,735,000	4,417,220
U.S. Treasury Inflation Index Notes
	3.875% 01/15/09	1,075,877	1,126,392
	U.S. GOVERNMENT OBLIGATIONS TOTAL		10,488,467
	Total Government & Agency Obligations (cost of $14,962,895)		14,508,538
Asset-Backed Securities – 3.3%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	800,000	774,512
California Infrastructure
	6.420% 12/26/09	1,200,000	1,216,025
Capital One Multi-Asset Execution Trust
	3.650% 07/15/11	870,000	840,130
Citibank Credit Card Issuance Trust
	2.900% 05/17/10	1,800,000	1,717,799
Consumer Funding LLC
	5.430% 04/20/15	510,000	510,290
Green Tree Financial Corp.
	6.870% 01/15/29	134,358	137,297
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	1,700,000	1,661,800
Origen Manufactured Housing
	3.380% 08/15/17	538,845	526,217
PG&E Energy Recovery Funding LLC
	3.870% 06/25/11	660,000	644,986
Providian Gateway Master Trust
	3.350% 09/15/11(b)	200,000	194,408
	Total Asset-Backed Securities (cost of $8,555,502)		8,223,464
Collateralized Mortgage Obligations – 2.8%
AGENCY – 2.3%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/18	1,500,000	1,442,672
	4.500% 08/15/28	597,000	570,150

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	5.000% 12/15/15	574,079	571,378
	5.500% 10/15/25	1,087,112	1,086,023
Federal National Mortgage Association
	5.000% 07/25/15	1,500,000	1,484,979
	5.000% 12/25/15	615,000	606,705
	AGENCY TOTAL		5,761,907
NON - AGENCY – 0.5%
American Mortgage Trust
	8.445% 09/27/22	14,769	10,338
Countrywide Alternative Loan Trust
	5.250% 08/25/35	592,309	585,906
	5.500% 10/25/35	645,665	638,317
Rural Housing Trust
	6.330% 04/01/26	5,722	5,668
	NON - AGENCY TOTAL		1,240,229
	Total Collateralized Mortgage Obligations (cost of $7,233,534)		7,002,136
Commercial Mortgage-Backed Securities – 1.8%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	708,798	726,043
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	3,750,000	3,897,487
	Total Commercial Mortgage-Backed Securities (cost of $4,612,394)		4,623,530

		Shares
Convertible Preferred Stocks – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
	XL Capital Ltd.	11,256	279,261
	Insurance Total		279,261
	FINANCIALS TOTAL		279,261
MATERIALS – 0.0%
Chemicals – 0.0%
	Celanese Corp.	200	6,050
	Chemicals Total		6,050
	MATERIALS TOTAL		6,050
	Total Convertible Preferred Stocks (cost of $289,207)		285,311

		Shares	Value ($)
Preferred Stock – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
	Rolls Royce Group	2,987,729	5,295
	Automobiles Total		5,295
	CONSUMER DISCRETIONARY TOTAL		5,295
	Total Preferred Stock (cost of $5,186)		5,295

		Par ($)
Convertible Bond – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Lucent Technologies, Inc., Series B
	2.750% 06/15/25	20,000	22,175
	Telecommunication Services Total		22,175
	COMMUNICATIONS TOTAL		22,175
	Total Convertible Bond (cost of $22,865)		22,175
Short-Term Obligations – 5.8%
REPURCHASE AGREEMENT – 5.6%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.370%, collateralized by U.S. Government Agencies with various maturities to 02/15/36, market value of $14,370,763 (repurchase proceeds $14,076,124)	14,071,000	14,071,000
	REPURCHASE AGREEMENT TOTAL		14,071,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.2%
U.S. Treasury Bill
	4.485% 06/15/06 (e)	325,000	321,963
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		321,963
	Total Short-Term Obligations (cost of $14,392,963)		14,392,963

Total Investments – 99.7% (cost of $226,322,805)(f)(g)	249,331,778
Other Assets & Liabilities, Net – 0.3%	595,336
Net Assets – 100.0%	249,927,114

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which are not illiquid, amounted to $4,319,069, which represents 1.7% of net assets.

(c)   The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2006, the value of this security amounted to $238,300, which represents 0.1% of net assets.

(d) The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.

(e) Security pledged as collateral for open futures contracts.

(f) Cost for federal income tax purposes is $226,573,278.

(g) Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$26,692,644	$(3,934,144)	$22,758,500

As of March 31, 2006, the Fund held the following open long futures contract:

			Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	9	$2,932,425	$2,964,868	June-06	$(32,443)

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty Federal Securities Fund, Variable Series

		Par ($)	Value ($)
Mortgage-Backed Securities – 55.3%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	94,690	94,141
	5.500% 12/01/17	38,956	38,731
	6.000% 04/01/32	31,205	31,266
	7.000% 06/01/16	19,505	20,058
	7.000% 01/01/26	138,378	142,807
	7.500% 02/01/23	36,895	38,651
	7.500% 03/01/23	77,697	81,395
	7.500% 05/01/24	22,103	23,150
	8.500% 05/01/06	31	32
	10.500% 02/01/19	6,563	7,431
	10.750% 11/01/09	13,963	14,617
	11.250% 10/01/09	1,624	1,733
	11.250% 07/01/13	5,247	5,611
	12.000% 07/01/13	5,882	6,404
	12.000% 07/01/20	55,787	60,534
	TBA,
	5.500% 04/12/36(a)	26,160,000	25,538,700
Federal National Mortgage Association
	5.000% 02/01/18	112,354	109,759
	6.000% 08/01/22	41,642	41,892
	6.000% 12/01/23	208,581	209,081
	6.000% 02/01/24	95,878	96,121
	6.000% 03/01/24	36,205	36,297
	6.000% 02/01/25	20,742	20,794
	6.000% 04/01/35	12,565,692	12,572,419
	6.500% 03/01/09	2,099	2,127
	6.500% 11/01/23	23,063	23,650
	6.500% 01/01/24	36,462	37,389
	6.500% 08/01/25	42,379	43,445
	6.500% 12/01/25	9,002	9,228
	6.500% 01/01/26	27,774	28,474
	6.500% 10/01/28	1,367,392	1,401,999
	6.500% 08/01/31	7,448	7,620
	7.000% 07/01/11	139,432	143,269
	7.000% 03/01/15	16,763	17,243
	7.000% 03/01/29	142,536	147,060
	7.500% 11/01/29	123,478	129,152
	8.500% 05/01/30	315,801	339,899
	9.000% 05/01/12	4,655	4,877
	9.000% 05/01/20	7,892	8,371

1

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.000% 03/01/16	28,589	30,329
	12.250% 09/01/12	22,527	24,922
	TBA:
	5.000% 04/18/21(a)	17,215,000	16,779,254
	5.500% 04/18/21(a)	11,549,000	11,476,819
	5.500% 05/11/36(a)	9,000,000	8,775,000
	6.500% 05/11/36(a)	9,500,000	9,678,125
Government National Mortgage Association
	4.750% 07/20/22(b)	31,563	31,733
	4.750% 07/20/25(b)	59,542	59,934
	6.000% 03/15/29	928,513	940,686
	6.000% 04/15/29	255,749	259,103
	6.000% 05/15/29	177,413	179,739
	6.000% 06/15/29	280,780	284,461
	6.000% 08/15/29	150,365	152,337
	6.500% 10/15/13	30,642	31,438
	6.500% 07/15/24	68,699	71,093
	6.500% 03/15/28	1,019,399	1,058,102
	7.000% 09/15/29	41,908	43,714
	7.500% 10/15/27	14,065	14,779
	7.500% 09/15/29	12,463	13,081
	8.000% 04/15/08	16,458	16,904
	8.000% 07/15/08	12,344	12,679
	8.500% 04/15/30	3,384	3,644
	9.000% 06/15/16	19,539	20,975
	9.000% 11/15/16	2,778	2,982
	9.000% 01/15/17	4,663	5,006
	9.000% 02/15/17	10,366	11,127
	9.000% 03/15/17	10,300	11,057
	9.000% 01/15/20	5,678	6,129
	9.500% 06/15/09	2,051	2,149
	9.500% 07/15/09	1,771	1,856
	9.500% 08/15/09	3,473	3,640
	9.500% 09/15/09	19,060	19,974
	9.500% 10/15/09	38,067	39,896
	9.500% 11/15/09	8,325	8,725
	9.500% 12/15/09	2,264	2,373
	9.500% 11/15/10	2,746	2,906
	9.500% 08/15/17	346,811	377,851
	9.500% 08/15/22	9,400	10,385
	10.000% 11/15/09	20,089	21,162

2

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.000% 06/15/10	360	383
	10.000% 10/15/10	9,806	10,422
	10.000% 11/15/19	11,493	12,634
	11.500% 04/15/13	31,691	34,919
	11.500% 05/15/13	16,581	18,270
	Total Mortgage-Backed Securities (cost of $90,220,136)		92,098,124
Government & Agency Obligations – 44.0%
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
European Investment Bank
	4.625% 03/01/07	80,000	79,708
Export Development of Canada
	4.000% 08/01/07	100,000	98,551
Inter-American Development Bank
	8.875% 06/01/09	125,000	138,507
Province of British Columbia
	5.375% 10/29/08	50,000	50,365
Province of Manitoba
	4.250% 11/20/06	100,000	99,490
	5.500% 10/01/08	50,000	50,417
Province of New Brunswick
	3.500% 10/23/07	50,000	48,712
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		565,750
U.S. GOVERNMENT AGENCIES – 1.7%
AID-Israel
	5.500% 04/26/24	2,000,000	2,011,141
Federal Home Loan Mortgage Corp.
	5.875% 03/21/11	180,000	184,153
	6.250% 07/15/32	100,000	112,919
	6.750% 03/15/31	265,000	316,964
Federal National Mortgage Association
	7.125% 03/15/07	250,000	254,534
	U.S. GOVERNMENT AGENCIES TOTAL		2,879,711
U.S. GOVERNMENT OBLIGATIONS – 42.0%
U.S. Treasury Bonds
	5.250% 11/15/28	2,200,000	2,258,953
	5.375% 02/15/31	235,000	247,374
	5.500% 08/15/28	3,610,000	3,824,625
	6.750% 08/15/26	5,820,000	7,049,021
	6.875% 08/15/25(c)	4,112,000	5,019,531
	7.125% 02/15/23	3,333,000	4,099,070

3

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.875% 02/15/13	3,262,000	3,075,711
	5.000% 02/15/11	14,910,000	15,031,144
	5.750% 08/15/10	18,084,000	18,743,071
	6.000% 08/15/09	3,510,000	3,636,827
	7.000% 07/15/06	6,840,000	6,881,416
	U.S. GOVERNMENT OBLIGATIONS TOTAL		69,866,743
	Total Government & Agency Obligations (cost of $75,252,918)		73,312,204
Asset-Backed Securities – 5.2%
Chase Funding Mortgage Loan
	5.638% 11/25/31	1,444,191	1,433,457
	6.448% 09/25/30	1,542,545	1,536,640
	6.975% 02/25/32	1,650,407	1,672,623
Citibank Credit Card Issuance Trust
	4.950% 02/09/09	250,000	249,549
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(d)	1,000,000	916,652
Mid-State Trust
	7.340% 07/01/35	873,160	901,980
Residential Asset Mortgage Products
	4.120% 06/25/33	770,000	732,638
	5.600% 12/25/33	1,313,000	1,289,635
	Total Asset-Backed Securities (cost of $8,919,925)		8,733,174
Commercial Mortgage-Backed Securities – 4.8%
Asset Securitization Corp.
	6.750% 02/14/43	1,375,000	1,398,568
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.631% 01/15/46	1,075,000	1,067,358
JP Morgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31	2,000,000	2,076,700
LB Commercial Conduit Mortgage Trust
	6.590% 02/18/30	1,500,000	1,519,035
	6.210% 10/15/35	1,800,000	1,823,832
Structured Asset Securities Corp.
	I.O.

4

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
	2.051% 02/25/28(b)	1,254,057	56,579
	Total Commercial Mortgage-Backed Securities (cost of $7,746,185)		7,942,072
Corporate Fixed-Income Bonds & Notes – 2.1%
COMMUNICATIONS – 0.2%
Media – 0.1%
Time Warner, Inc.
	6.875% 05/01/12	100,000	104,737
	Media Total		104,737
Telecommunication Services – 0.1%
Sprint Capital Corp.
	6.000% 01/15/07	50,000	50,226
Verizon New England, Inc.
	6.500% 09/15/11	120,000	121,618
	Telecommunication Services Total		171,844
	COMMUNICATIONS TOTAL		276,581
CONSUMER CYCLICAL – 0.2%
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31	205,000	151,700
	Auto Manufacturers Total		151,700
Retail – 0.1%
Dayton Hudson Corp.
	6.650% 08/01/28	125,000	136,847
	Retail Total		136,847
	CONSUMER CYCLICAL TOTAL		288,547
CONSUMER NON-CYCLICAL – 0.6%
Cosmetics/Personal Care – 0.6%
Procter & Gamble Co.
	4.950% 08/15/14	1,000,000	969,760
	Cosmetics/Personal Care Total		969,760
	CONSUMER NON-CYCLICAL TOTAL		969,760
FINANCIALS – 1.0%
Banks – 0.2%
Bank of America Corp.
	4.875% 01/15/13(d)	175,000	169,701
Sovereign Bank
	5.125% 03/15/13	100,000	95,944
US Bancorp
	3.125% 03/15/08	150,000	144,235
	Banks Total		409,880

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.8%
Boeing Capital Corp.
	5.750% 02/15/07	100,000	100,344
Citigroup, Inc.
	4.250% 07/29/09	1,000,000	968,434
General Electric Capital Corp.
	6.750% 03/15/32	100,000	111,342
Goldman Sachs Group, Inc.
	4.125% 01/15/08	50,000	49,072
Household Finance Corp.
	4.625% 01/15/08	50,000	49,482
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	136,220
	Diversified Financial Services Total		1,414,894
	FINANCIALS TOTAL		1,824,774
UTILITIES – 0.1%
Electric – 0.1%
Hydro-Quebec
	8.500% 12/01/29	75,000	102,928
	Electric Total		102,928
	UTILITIES TOTAL		102,928
	Total Corporate Fixed-Income Bonds & Notes (cost of $3,512,896)		3,462,590
Collateralized Mortgage Obligations – 1.7%
AGENCY – 0.1%
Federal National Mortgage Association
	9.250% 03/25/18	55,486	58,829
	AGENCY TOTAL		58,829
NON - AGENCY – 1.6%
American Mortgage Trust
	8.445% 09/27/22(e)	5,579	3,905
Citicorp Mortgage Securities Inc.
	10.000% 08/25/17	7,492	7,497
Comfed Savings Bank
	5.215% 01/25/18(b)(e)(f)	15,264	—
First Horizon Asset Securities, Inc.
	5.364% 11/25/33(b)	882,944	807,260
Glendale Federal Bank
	9.125% 01/25/08	838	835

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(g)	633,041	659,150
Rural Housing Trust
	6.330% 04/01/26	28,608	28,340
Suntrust Alternative Loan Trust
	6.067% 12/25/35	1,256,553	1,207,561
	NON - AGENCY TOTAL		2,714,548
	Total Collateralized Mortgage Obligations (Cost of $2,751,825)		2,773,377
Short-Term Obligations – 29.0%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 3.0%
Federal Home Loan Bank
	4.600% 04/03/06(h)	5,000,000	4,998,722
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		4,998,722

REPURCHASE AGREEMENT – 26.0%	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.670%, collateralized by a FNMA bond maturing 04/15/07, market value of $44,157,000 (repurchase proceeds $43,307,847)	43,291,000	43,291,000
	REPURCHASE AGREEMENT TOTAL		43,291,000

	Total Short-Term Obligations (cost of $48,289,722)		48,289,722

	Total Investments – 142.1% (cost of $236,693,607)(i)(j)		236,611,263

	Other Assets & Liabilities, Net – (42.1)%		(70,141,622)

	Net Assets – 100.0%		166,469,641

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

7

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Security purchased on a delayed delivery basis.
(b) The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.
(c) A portion of this security with a market value of $109,863 is pledged as collateral for open futures contracts.
(d) Investments in affiliates during the three months ended March 31, 2006:
Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/05:	$175,000
Par as of 03/31/06:	$175,000
Interest income earned:	$2,133
Value at end of period:	$169,701

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16 (MBNA became an affiliate of the Fund on January 1, 2006)

Par as of 12/31/05:	$1,000,000
Par as of 03/31/06:	$1,000,000
Interest income earned:	$11,125
Value at end of period:	$916,652

(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f) Security has no value.

(g)     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

(h) The rate shown represents the annualized yield at the date of purchase.
(i) Cost for federal income tax purposes is $238,773,293.
(j) Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,882,969	$(4,044,999)	$(2,162,030)

At March 31, 2006, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	12	$1,276,687	$1,292,007	Jun-2006	$(15,230)

At March 31, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5-Year U.S. Treasury Notes	74	$7,723,375	$7,736,806	Jun-2006	$8,431

Acronym	Name
I.O.	Interest Only
FNMA	Federal National Mortgage Association
TBA	To Be Announced

8

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty Money Market Fund, Variable Series

		Par ($)	Value ($)*
Corporate Bonds – 53.1%
All Seasons Funding LLC
	LOC: FHLB
	4.840% 08/15/30(a)	3,525,000	3,525,000
American Express Credit Corp.
	4.760% 03/05/08(a)	5,000,000	5,000,000
	4.826% 04/20/07(a)(b)	3,000,000	3,000,000
Autumn House at Powder Mill, Inc.
	LOC: SunTrust Bank
	4.900% 02/01/28(a)(b)	3,300,000	3,300,000
Bennett Realty LLC
	LOC: Fifith Third Bank
	4.820% 04/01/23(a)	1,905,000	1,905,000
Beta Finance, Inc.
	4.815% 06/13/06(a)(b)	5,000,000	4,999,937
Cullinan Finance Corp.
	4.805% 09/05/06(a)(b)	5,000,000	4,999,734
Destiny Manufacturing, Inc.
	LOC: Fifth Third Bank
	4.820% 09/01/13(a)	2,495,000	2,495,000
Dick Masheter Ford, Inc.
	LOC: National City Bank
	4.890% 07/01/23(a)	3,760,000	3,760,000
Driftwood Landing Corp.
	LOC: Fifth Third Bank
	4.890% 01/15/22(a)	995,000	995,000
Engine Parts Warehouse, Inc.
	LOC: Fifth Third Bank
	4.840% 11/01/21(a)	3,445,000	3,445,000
Falls Village Realty LLC
	LOC: Fifth Third Bank
	4.820% 12/01/29(a)	975,000	975,000
General Electric Capital Corp.
	4.853% 04/17/07(a)	5,000,000	5,000,000
Gold Key Processing Ltd.
	LOC: Fifth Third Bank
	4.820% 07/01/24(a)	1,150,000	1,150,000
Harrier Finance Funding LLC
	4.709% 02/22/07(a)	2,000,000	1,999,853
Imaging Business Machines LLC
	LOC: AmSouth Bank N.A.
	4.925% 07/01/24(a)	2,800,000	2,800,000
Iowa 80 Group, Inc.
	LOC: Wells Fargo Bank
	4.920% 06/01/16(a)(c)	5,725,000	5,725,000

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
Jatip LLC
	LOC: Fifth Third Bank
	4.820% 10/01/22(a)	1,010,000	1,010,000
JTJ Group LLC
	LOC: Fifth Third Bank
	4.820% 12/01/33(a)	2,515,000	2,515,000
Keating Muething & Klekamp
	LOC: Fifth Third Bank
	4.820% 11/01/24(a)	960,000	960,000
LAL Holding Co.
	LOC: Fifth Third Bank
	4.820% 08/01/19(a)	825,000	825,000
Links Finance LLC
	4.950% 04/02/07(a)	7,500,000	7,499,250
MMJK Properties LLC
	LOC: JPMorgan Chase Bank
	4.920% 05/01/26	2,000,000	2,000,000
Morgan Stanley & Co., Inc.
	4.888% 04/27/07(a)	4,000,000	4,000,000
Morton Family Trust
	LOC: Comerica Bank
	4.900% 02/01/32(a)	3,900,000	3,900,000
Northern Rock PLC
	4.661% 04/05/07(a)(b)	2,000,000	2,000,000
Precision Packaging LLC
	LOC: SunTrust Bank
	4.850% 01/01/12(a)	3,100,000	3,100,000
Pretasky Roach Property, Inc.
	LOC: Wachovia Bank N.A.
	4.930% 01/01/19(a)	1,755,000	1,755,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	4.880% 06/01/26(a)	2,360,000	2,360,000
Sanders CRS Exchange LLC
	LOC: Wells Fargo Bank NA
	4.730% 10/01/23(a)	1,230,000	1,230,000
Seventh Avenue Associates
	LOC: National City Bank
	4.890% 01/01/27(a)	8,865,000	8,865,000
Sigma Finance, Inc.
	4.000% 08/11/06(b)	3,000,000	2,998,989
WAWW Partnership
	LOC: Fifth Third Bank
	4.820% 01/01/22(a)	3,055,000	3,055,000
Wells Fargo & Co.
	4.739% 04/13/07(a)(b)	5,000,000	5,000,000

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
Westgate Investment Fund
	LOC: Wells Fargo Bank
	4.870% 02/01/12(a)	2,260,000	2,260,000
Whistlejacket Capital LLC
	4.820% 05/15/06(a)(b)	1,000,000	999,988
White Pine Finance LLC
	4.561% 04/20/06(a)(b)	3,000,000	2,999,984
	Total Corporate Bonds (cost of $114,407,735)		114,407,735
Certificates of Deposit – 18.4%
Bank of Tokyo Mitsubishi NY
	4.800% 01/11/07	4,000,000	4,000,000
	4.850% 01/03/07	2,000,000	2,000,000
Barclays Bank PLC NY
	4.723% 06/21/06(a)	7,000,000	6,999,747
Canadian Imperial Bank of Commerce NY
	4.803% 12/05/06	1,500,000	1,500,024
	4.829% 03/15/08(a)	7,000,000	7,000,000
Credit Agricole SA
	5.000% 03/09/07	2,000,000	2,000,000
Credit Suisse NY
	4.539% 01/12/07(a)	2,000,000	2,000,000
	4.750% 11/07/06	2,000,000	2,000,000
	5.250% 04/03/07	2,500,000	2,500,000
DEPFA Bank PLC
	4.800% 12/05/06	1,500,000	1,500,000
Deutsche Bank AG
	4.805% 02/21/07	2,000,000	2,000,000
	4.950% 02/06/07	2,000,000	2,000,000
Natexis Banques Populaires NY
	5.010% 02/12/07	2,000,000	2,000,000
	5.055% 02/21/07	2,000,000	2,000,000
	Total Certificates of Deposit (cost of $39,499,771)		39,499,771
Commercial Paper – 19.0%
Amstel Funding Corp.
	4.580% 07/11/06(b)(d)	5,000,000	4,935,753
Cheyne Finance LLC
	4.719% 08/15/06(b)	2,500,000	2,500,000
Crown Point Capital Co. LLC
	4.850% 04/03/06(b)(d)	7,638,000	7,635,942
Curzon Funding LLC
	4.320% 05/02/06(b)(d)	3,000,000	2,988,840

3

		Par ($)	Value ($)*
Commercial Paper – (continued)
Deer Valley Funding LLC
	4.750% 04/28/06(b)(d)	7,000,000	6,975,063
Giro Balanced Funding Corp.
	4.750% 04/20/06(b)(d)	7,000,000	6,982,451
Lexington Parker Capital Corp.
	4.720% 11/17/06(b)	5,000,000	4,999,379
	4.964% 01/10/07(b)	4,000,000	3,999,400
	Total Commercial Paper (cost of $41,016,828)		41,016,828
Extendible Commercial Notes – 10.4%
Brahms Funding Corp.
	4.740% 04/18/06(b)(d)	10,000,000	9,977,616
Concord Minutemen Capital Co. LLC
	4.750% 04/20/06(b)(d)	7,500,000	7,481,198
HSBC Bank USA
	4.800% 04/05/06(b)	4,999,000	4,996,334
	Total Extendible Commercial Notes (cost of $22,455,148)		22,455,148
Municipal Bonds – 4.8%
ARIZONA – 0.9%
AZ Phoenix Industrial Development Authority
	Pilgrim Rest,
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	4.920% 10/01/30(a)	1,975,000	1,975,000
	ARIZONA TOTAL		1,975,000
CALIFORNIA – 2.6%
CA Sacramento Housing Authority
	Insured: FNMA
	4.860% 04/15/36(a)	3,030,000	3,030,000
CA Statewide Communities Development Authority
	LOC: FHLB
	4.880% 06/01/36(a)	2,500,000	2,500,000
	CALIFORNIA TOTAL		5,530,000
NORTH CAROLINA – 0.2%
NC Wake Forest University
	LOC: Wachovia Bank N.A.
	4.820% 07/01/17(a)	401,000	401,000
	NORTH CAROLINA TOTAL		401,000
VIRGINIA – 1.1%
VA Housing Development Authority
	Series 1996 E,

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
	4.920% 01/01/46(a)	2,346,000	2,346,000
	VIRGINIA TOTAL		2,346,000

	Total Municipal Bonds (cost of $10,252,000)		10,252,000

	Total Investments – 105.7% (cost of $227,631,482)(e)		227,631,482

	Other Assets & Liabilities, Net – (5.7)%		(12,340,177)

	Net Assets – 100.0%		215,291,305

Notes to Investment Portfolio:
*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which are not illiquid, amounted to $93,770,608, which represents 43.6% of net assets.

(c)

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Fund has valued the investment. Illiquid securities are valued at amortized cost, which approximates the fair market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. At March 31, 2006, this security represents 2.7% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Iowa 80 Group, Inc., LOC: Wells Fargo Bank 4.920% 06/01/16	09/02/04	$5,725,000

(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $227,631,482.

Acronym	Name
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LOC	Letter of Credit

5

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Liberty Small Company Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 15.1%
Diversified Consumer Services – 2.7%
	Jackson Hewitt Tax Service, Inc.	17,080	539,386
	Steiner Leisure Ltd. (a)	14,470	586,035
	Strayer Education, Inc.	3,960	404,950
	Diversified Consumer Services Total		1,530,371
Hotels, Restaurants & Leisure – 3.9%
	California Pizza Kitchen, Inc. (a)	16,310	529,260
	Gaylord Entertainment Co. (a)	9,390	426,118
	Isle of Capris Casinos, Inc. (a)	24,564	817,490
	Ruth’s Chris Steak House (a)	13,390	318,816
	Shuffle Master, Inc. (a)	4,200	150,108
	Hotels, Restaurants & Leisure Total		2,241,792
Household Durables – 0.7%
	Desarrolladora Homex SA de CV, ADR (a)	11,590	409,475
	Household Durables Total		409,475
Internet & Catalog Retail – 1.8%
	Coldwater Creek, Inc. (a)	23,028	640,178
	Nutri/System, Inc. (a)	5,440	258,509
	PetMed Express, Inc. (a)	8,100	143,937
	Internet & Catalog Retail Total		1,042,624
Media – 2.1%
	Catalina Marketing Corp.	19,172	442,873
	Focus Media Holding Ltd., ADR (a)	6,150	356,823
	Gray Television, Inc.	49,820	418,488
	Media Total		1,218,184
Specialty Retail – 2.0%
	DSW, Inc., Class A (a)	14,050	440,046
	GameStop Corp., Class A (a)	14,410	679,287
	Specialty Retail Total		1,119,333
Textiles, Apparel & Luxury Goods – 1.9%
	Carter’s, Inc. (a)	6,990	471,755
	JOS. A. Bank Clothiers, Inc. (a)	13,352	640,228
	Textiles, Apparel & Luxury Goods Total		1,111,983
	CONSUMER DISCRETIONARY TOTAL		8,673,762
ENERGY – 8.2%
Energy Equipment & Services – 2.7%
	Hydril (a)	7,620	593,979
	Oil States International, Inc. (a)	11,520	424,512

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)

	Tetra Technologies, Inc. (a)	10,719	504,222
	Energy Equipment & Services Total		1,522,713
Oil, Gas & Consumable Fuels – 5.5%
	Cheniere Energy, Inc. (a)	4,470	181,348
	Denbury Resources, Inc. (a)	9,910	313,850
	Foundation Coal Holdings, Inc.	6,660	273,992
	Frontier Oil Corp.	15,410	914,584
	St. Mary Land & Exploration Co.	7,210	294,384
	Superior Energy Services, Inc. (a)	35,590	953,456
	World Fuel Services Corp.	6,310	255,176
	Oil, Gas & Consumable Fuels Total		3,186,790
	ENERGY TOTAL		4,709,503
FINANCIALS – 7.1%
Capital Markets – 2.7%
	Affiliated Managers Group (a)	9,580	1,021,324
	Calamos Asset Management, Inc., Class A	5,774	215,948
	optionsXpress Holdings, Inc.	10,530	306,212
	Capital Markets Total		1,543,484
Commercial Banks – 1.0%
	Boston Private Financial Holdings, Inc.	15,990	540,302
	Westamerica Bancorporation	345	17,912
	Commercial Banks Total		558,214
Consumer Finance – 1.7%
	Advanta Corp., Class B	3,930	144,899
	Cash America International, Inc.	8,210	246,464
	First Cash Financial Services, Inc. (a)	12,200	243,878
	World Acceptance Corp. (a)	11,634	318,772
	Consumer Finance Total		954,013
Diversified Financial Services – 0.3%
	International Securities Exchange, Inc.	4,540	189,091
	Diversified Financial Services Total		189,091
Real Estate – 1.4%
	Alexandria Real Estate Equities, Inc., REIT	3,520	335,562

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Jones Lang LaSalle, Inc.	6,400	489,856
	Real Estate Total		825,418
	FINANCIALS TOTAL		4,070,220
HEALTH CARE – 20.7%
Biotechnology – 5.7%
	Alkermes, Inc. (a)	7,980	175,959
	Amylin Pharmaceuticals, Inc. (a)	8,118	397,376

	Anadys Pharmaceuticals, Inc. (a)	9,190	148,051
	Arena Pharmaceuticals, Inc. (a)	15,020	272,012
	Cubist Pharmaceuticals, Inc. (a)	12,339	283,427
	Digene Corp. (a)	8,830	345,253
	Exelixis, Inc. (a)	15,200	182,552
	Illumina, Inc. (a)	12,900	306,375
	Myogen, Inc. (a)	4,270	154,702
	Nektar Therapeutics (a)	15,120	308,146
	PDL BioPharma, Inc. (a)	8,150	267,320
	Senomyx, Inc. (a)	14,649	241,123
	Vertex Pharmaceuticals, Inc. (a)	6,080	222,467
	Biotechnology Total		3,304,763
Health Care Equipment & Supplies – 6.9%
	American Medical Systems Holdings, Inc. (a)	30,690	690,525
	Aspect Medical Systems, Inc. (a)	7,110	195,098
	Dionex Corp. (a)	4,940	303,711
	Haemonetics Corp. (a)	7,667	389,254
	Hologic, Inc. (a)	3,740	207,009
	Immucor, Inc. (a)	18,565	532,630
	Intuitive Surgical, Inc. (a)	2,180	257,240
	Kyphon, Inc. (a)	9,490	353,028
	Meridian Bioscience, Inc.	21,149	570,600
	Neurometrix, Inc. (a)	3,720	144,857
	SonoSite, Inc. (a)	7,233	293,949
	Health Care Equipment & Supplies Total		3,937,901
Health Care Providers & Services – 5.6%
	Allion Healthcare, Inc. (a)	14,600	197,976
	Allscripts Healthcare Solutions, Inc. (a)	14,700	269,157
	Centene Corp. (a)	12,020	350,623
	HealthExtras, Inc. (a)	10,125	357,412
	Pediatrix Medical Group, Inc. (a)	6,340	650,738
	PRA International (a)	8,790	217,904

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Psychiatric Solutions, Inc. (a)	13,600	450,568
	VCA Antech, Inc. (a)	18,211	518,649
	WellCare Health Plans, Inc. (a)	4,658	211,660
	Health Care Providers & Services Total		3,224,687
Pharmaceuticals – 2.5%
	Hi-Tech Pharmacal Co., Inc. (a)	7,294	205,691
	New River Pharmaceuticals, Inc. (a)	10,630	353,022

	Par Pharmaceutical Companies, Inc. (a)	11,290	318,152
	Penwest Pharmaceuticals Co. (a)	11,261	244,251
	Salix Pharmaceuticals Ltd. (a)	19,160	316,332
	Pharmaceuticals Total		1,437,448
	HEALTH CARE TOTAL		11,904,799
INDUSTRIALS – 13.0%
Air Freight & Logistics – 2.5%
	EGL, Inc. (a)	2,588	116,460
	HUB Group, Inc., Class A (a)	19,703	898,063
	UTI Worldwide, Inc.	12,839	405,712
	Air Freight & Logistics Total		1,420,235
Commercial Services & Supplies – 2.1%
	Kenexa Corp. (a)	10,712	329,394
	Resources Connection, Inc. (a)	13,890	346,000
	Waste Connections, Inc. (a)	12,920	514,345
	Commercial Services & Supplies Total		1,189,739
Construction & Engineering – 0.3%
	Quanta Services, Inc. (a)	10,989	176,044
	Construction & Engineering Total		176,044
Electrical Equipment – 2.3%
	Energy Conversion Devices, Inc. (a)	3,073	151,130
	Evergreen Solar, Inc. (a)	8,580	132,132
	General Cable Corp. (a)	35,300	1,070,649
	Electrical Equipment Total		1,353,911
Machinery – 4.3%
	Actuant Corp., Class A	6,890	421,806
	JLG Industries, Inc.	13,820	425,518
	Manitowoc Co., Inc.	4,650	423,847

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Wabtec Corp.	37,200	1,212,720
	Machinery Total		2,483,891
Trading Companies & Distributors – 1.5%
	UAP Holding Corp.	19,150	411,725
	WESCO International, Inc. (a)	6,800	462,468
	Trading Companies & Distributors Total		874,193
	INDUSTRIALS TOTAL		7,498,013
INFORMATION TECHNOLOGY – 29.0%
Communications Equipment – 4.4%
	ADTRAN, Inc.	9,470	247,925
	AudioCodes Ltd. (a)	28,500	393,870
	Avocent Corp. (a)	12,600	399,924
	CommScope, Inc. (a)	14,880	424,824
	F5 Networks, Inc. (a)	4,700	340,703
	NICE Systems Ltd., ADR (a)	6,360	324,105
	Plantronics, Inc.	4,430	156,955
	Powerwave Technologies, Inc. (a)	18,720	252,533
	Communications Equipment Total		2,540,839
Computers & Peripherals – 0.4%
	Stratasys, Inc. (a)	7,010	206,655
	Computers & Peripherals Total		206,655
Electronic Equipment & Instruments – 6.9%
	Anixter International, Inc.	9,660	461,555
	Daktronics, Inc.	12,410	452,965
	Global Imaging Systems, Inc. (a)	8,416	319,640
	Itron, Inc. (a)	18,760	1,122,786
	Plexus Corp. (a)	22,810	856,972
	Trimble Navigation Ltd. (a)	5,580	251,379
	TTM Technologies, Inc. (a)	35,750	518,017
	Electronic Equipment & Instruments Total		3,983,314
Internet Software & Services – 1.3%
	aQuantive, Inc. (a)	10,931	257,316
	Digitas, Inc. (a)	32,610	469,584
	Internet Software & Services Total		726,900
IT Services – 1.6%
	Euronet Worldwide, Inc. (a)	6,860	259,514
	Keane, Inc. (a)	9,330	146,947
	MPS Group, Inc. (a)	32,850	502,605
	IT Services Total		909,066

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 8.4%
	Atheros Communications, Inc. (a)	20,486	536,528
	Cymer, Inc. (a)	16,030	728,403
	Microsemi Corp. (a)	20,107	585,315

	Mindspeed Technologies, Inc. (a)	89,470	356,091
	Silicon Laboratories, Inc. (a)	17,497	961,460
	SiRF Technology Holdings, Inc. (a)	22,010	779,374
	Tessera Technologies, Inc. (a)	10,020	321,442
	Ultratech, Inc. (a)	11,980	293,270
	Virage Logic Corp. (a)	26,260	283,345
	Semiconductors & Semiconductor Equipment Total		4,845,228
Software – 6.0%
	ANSYS, Inc. (a)	8,010	433,742
	Epicor Software Corp. (a)	18,610	249,932
	KongZhong Corp. (a)	14,410	190,356
	Kronos, Inc. (a)	3,480	130,117
	Macrovision Corp. (a)	11,943	264,537
	MICROS Systems, Inc. (a)	8,910	410,484
	Open Solutions, Inc. (a)	12,460	340,283
	Parametric Technology Corp. (a)	11,872	193,870
	Progress Software Corp. (a)	16,490	479,694
	Quality Systems, Inc.	8,600	284,660
	Secure Computing Corp. (a)	30,670	353,932
	Transaction Systems Architects, Inc. (a)	4,120	128,585
	Software Total		3,460,192
	INFORMATION TECHNOLOGY TOTAL		16,672,194
MATERIALS – 3.5%
Chemicals – 1.4%
	Airgas, Inc.	10,970	428,817
	Symyx Technologies, Inc. (a)	12,850	356,459
	Chemicals Total		785,276
Construction Materials – 1.1%
	Eagle Materials, Inc.	10,380	661,829
	Construction Materials Total		661,829

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.0%
	Reliance Steel & Aluminum Co.	5,830	547,554
	Metals & Mining Total		547,554
	MATERIALS TOTAL		1,994,659
TELECOMMUNICATION SERVICES – 1.5%
Wireless Telecommunication Services – 1.5%
	Dobson Communications Corp., Class A (a)	55,700	446,714

	SBA Communications Corp., Class A (a)	16,857	394,622
	Wireless Telecommunication Services Total		841,336
	TELECOMMUNICATION SERVICES TOTAL		841,336

	Total Common Stocks (cost of $46,611,275)		56,364,486

		Par ($)
Short-Term Obligation – 1.1%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $648,181 (repurchase proceeds $635,231)	635,000	635,000

	Total Short-Term Obligation (cost of $635,000)		635,000

	Total Investments – 99.2% (cost of $47,246,275)(b)(c)		56,999,486

	Other Assets & Liabilities, Net – 0.8%		458,927

	Net Assets – 100.0%		57,458,413

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

7

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $47,246,275.
(c)	Unrealized appreciation and depreciation at March 31, 2006, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$10,289,454	$(536,243)	$(9,753,211)

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

8

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 97.6%
CONSUMER DISCRETIONARY – 10.7%
Diversified Consumer Services – 0.6%
	Sotheby’s Holdings, Class A (a)	25,600	743,424
	Diversified Consumer Services Total		743,424
Hotels, Restaurants & Leisure – 2.5%
	Las Vegas Sands Corp. (a)	35,494	2,011,090
	Starbucks Corp. (a)	33,800	1,272,232
	Hotels, Restaurants & Leisure Total		3,283,322
Media – 2.5%
	Lamar Advertising Co., Class A (a)	12,600	663,012
	McGraw-Hill Companies, Inc.	22,500	1,296,450
	News Corp., Class A	77,200	1,282,292
	Media Total		3,241,754
Multiline Retail – 0.9%
	Kohl’s Corp. (a)	23,800	1,261,638
	Multiline Retail Total		1,261,638
Specialty Retail – 4.2%
	Chico’s FAS, Inc. (a)	16,500	670,560
	Lowe’s Companies, Inc.	30,610	1,972,509
	Office Depot, Inc. (a)	39,400	1,467,256
	Tiffany & Co.	37,500	1,407,750
	Specialty Retail Total		5,518,075
	CONSUMER DISCRETIONARY TOTAL		14,048,213
CONSUMER STAPLES – 5.2%
Beverages – 0.6%
	PepsiCo, Inc.	13,080	755,893
	Beverages Total		755,893
Food & Staples Retailing – 2.7%
	Sysco Corp.	41,000	1,314,050
	Wal-Mart Stores, Inc.	46,800	2,210,832
	Food & Staples Retailing Total		3,524,882
Household Products – 1.9%
	Colgate-Palmolive Co.	43,600	2,489,560
	Household Products Total		2,489,560
	CONSUMER STAPLES TOTAL		6,770,335
ENERGY – 4.6%
Energy Equipment & Services – 1.1%
	Halliburton Co.	20,600	1,504,212
	Energy Equipment & Services Total		1,504,212
Oil, Gas & Consumable Fuels – 3.5%
	Anadarko Petroleum Corp.	13,400	1,353,534

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Kerr-McGee Corp.	12,700	1,212,596
	Occidental Petroleum Corp.	14,700	1,361,955
	XTO Energy, Inc.	14,700	640,479
	Oil, Gas & Consumable Fuels Total		4,568,564
	ENERGY TOTAL		6,072,776
FINANCIALS – 7.4%
Capital Markets – 4.4%
	Bank of New York Co., Inc.	57,700	2,079,508
	Franklin Resources, Inc.	11,300	1,064,912
	Merrill Lynch & Co., Inc.	18,290	1,440,520
	State Street Corp.	20,690	1,250,297
	Capital Markets Total		5,835,237
Commercial Banks – 1.5%
	Commerce Bancorp, Inc.	14,100	516,765
	Wells Fargo & Co.	22,640	1,446,017
	Commercial Banks Total		1,962,782
Insurance – 1.5%
	American International Group, Inc.	28,840	1,906,036
	Insurance Total		1,906,036
	FINANCIALS TOTAL		9,704,055
HEALTH CARE – 21.0%
Biotechnology – 3.0%
	Genzyme Corp. (a)	23,200	1,559,504
	PDL BioPharma, Inc. (a)	33,300	1,092,240
	Vertex Pharmaceuticals, Inc. (a)	35,700	1,306,263
	Biotechnology Total		3,958,007
Health Care Equipment & Supplies – 5.0%
	PerkinElmer, Inc.	29,300	687,671
	Thermo Electron Corp. (a)	59,800	2,217,982
	Varian Medical Systems, Inc. (a)	31,900	1,791,504
	Zimmer Holdings, Inc. (a)	28,300	1,913,080
	Health Care Equipment & Supplies Total		6,610,237
Health Care Providers & Services – 7.1%
	Aetna, Inc.	50,400	2,476,656
	Cardinal Health, Inc.	25,000	1,863,000
	Caremark Rx, Inc. (a)	50,220	2,469,819
	UnitedHealth Group, Inc.	45,100	2,519,286
	Health Care Providers & Services Total		9,328,761

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 5.9%
	Novartis AG, ADR	56,710	3,144,003
	Roche Holdings Ltd., ADR	26,200	1,946,660
	Teva Pharmaceutical Industries Ltd., ADR	62,457	2,571,979
	Pharmaceuticals Total		7,662,642
	HEALTH CARE TOTAL		27,559,647
INDUSTRIALS– 15.2%
Aerospace & Defense – 2.9%
	Boeing Co.	17,400	1,355,982
	Lockheed Martin Corp.	8,300	623,579
	United Technologies Corp.	31,000	1,797,070
	Aerospace & Defense Total		3,776,631
Air Freight & Logistics – 1.6%
	United Parcel Service, Inc., Class B	26,700	2,119,446
	Air Freight & Logistics Total		2,119,446
Commercial Services & Supplies – 2.4%
	Manpower, Inc.	22,800	1,303,704
	Waste Management, Inc.	53,200	1,877,960
	Commercial Services & Supplies Total		3,181,664
Construction & Engineering – 0.7%
	Foster Wheeler Ltd. (a)	17,600	832,656
	Construction & Engineering Total		832,656
Electrical Equipment – 2.8%
	Emerson Electric Co.	24,300	2,032,209
	Rockwell Automation, Inc.	22,600	1,625,166
	Electrical Equipment Total		3,657,375
Industrial Conglomerates – 2.8%
	General Electric Co.	66,910	2,327,130
	Textron, Inc.	14,200	1,326,138
	Industrial Conglomerates Total		3,653,268
Machinery – 1.6%
	Caterpillar, Inc.	10,600	761,186
	Parker Hannifin Corp.	16,600	1,338,126
	Machinery Total		2,099,312

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.4%
	Burlington Northern Santa Fe Corp.	6,800	566,644
	Road & Rail Total		566,644
	INDUSTRIALS TOTAL		19,886,996
INFORMATION TECHNOLOGY – 27.2%
Communications Equipment – 6.5%
	Cisco Systems, Inc. (a)	122,050	2,644,823
	Corning, Inc. (a)	61,900	1,665,729
	F5 Networks, Inc. (a)	16,100	1,167,089
	Motorola, Inc.	55,500	1,271,505
	QUALCOMM, Inc.	33,500	1,695,435
	Communications Equipment Total		8,444,581
Computers & Peripherals – 5.4%
	Brocade Communications Systems, Inc. (a)	201,900	1,348,692
	EMC Corp. (a)	197,200	2,687,836
	Hewlett-Packard Co.	35,300	1,161,370
	International Business Machines Corp.	22,900	1,888,563
	Computers & Peripherals Total		7,086,461
Internet Software & Services – 3.4%
	Akamai Technologies, Inc. (a)	35,300	1,161,017
	Google, Inc., Class A (a)	6,522	2,543,580
	Yahoo!, Inc. (a)	24,440	788,434
	Internet Software & Services Total		4,493,031
Semiconductors & Semiconductor Equipment – 5.8%
	Broadcom Corp., Class A (a)	27,900	1,204,164
	Fairchild Semiconductor International, Inc. (a)	50,200	957,314
	Lam Research Corp. (a)	30,100	1,294,300
	Marvell Technology Group Ltd. (a)	14,400	779,040
	National Semiconductor Corp.	32,500	904,800
	Samsung Electronics Co., Ltd., GDR (b)	1,800	588,150
	Texas Instruments, Inc.	59,400	1,928,718
	Semiconductors & Semiconductor Equipment Total		7,656,486
Software – 6.1%
	Citrix Systems, Inc. (a)	35,500	1,345,450
	Microsoft Corp.	163,850	4,458,359

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	SAP AG, ADR	40,800	2,216,256
	Software Total		8,020,065
	INFORMATION TECHNOLOGY TOTAL		35,700,624
MATERIALS – 3.7%
Chemicals – 1.5%
	Air Products & Chemicals, Inc.	19,400	1,303,486
	Monsanto Co.	7,746	656,474
	Tronox, Inc., Class B (a)	2,561	43,508
	Chemicals Total		2,003,468
Construction Materials – 1.0%
	Vulcan Materials Co.	14,700	1,273,755
	Construction Materials Total		1,273,755
Metals & Mining – 1.2%
	Phelps Dodge Corp.	19,800	1,594,494
	Metals & Mining Total		1,594,494
	MATERIALS TOTAL		4,871,717
TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 0.5%
	Time Warner Telecom, Inc., Class A (a)	34,735	623,493
	Diversified Telecommunication Services Total		623,493
Wireless Telecommunication Services – 2.1%
	American Tower Corp., Class A (a)	42,700	1,294,664
	NII Holdings, Inc. (a)	24,100	1,421,177
	Wireless Telecommunication Services Total		2,715,841
	TELECOMMUNICATION SERVICES TOTAL		3,339,334

	Total Common Stocks (cost of $116,866,081)		127,953,697

		Par ($)
Short-Term Obligation – 2.4%
	Repurchase agreement with State Street Bank & Trust Co. dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Note maturing 03/31/08, market value $3,128,225 (repurchase proceeds $3,066,116)	3,065,000	3,065,000

	Total Short-Term Obligation (cost of $3,065,000)		3,065,000

5

Total Investments – 100.0% (cost of $119,931,081)(c)(d)	131,018,697

Other Assets & Liabilities, Net – 0.0%	60,632

Net Assets – 100.0%	131,079,329

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)	Cost for federal income tax purposes is $119,931,081.

(d)	Unrealized appreciation and depreciation at March 31, 2006, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$12,618,206	$(1,530,590)	$11,087,616

	Acronym	Name
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt

6

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust (formerly SteinRoe Variable Investment Trust)

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2006